UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Money Market Portfolio

Prime Money Market Portfolio

Prime Reserves Portfolio

Tax-Exempt Portfolio

Semi-Annual Report

September 30, 2018

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2018

Days	% of fund's investments 9/30/18
1 - 7	35.9
8 - 30	25.1
31 - 60	15.7
61 - 90	14.4
91 - 180	8.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
U.S. Treasury Debt	97.7%
Net Other Assets (Liabilities)	2.3%

Current 7-Day Yields

9/30/18
Class I	1.92%
Class II	1.77%
Class III	1.67%
Class IV	1.42%
Select Class	1.87%
Institutional Class	1.96%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2018, the most recent period shown in the table, would have been 1.90% for Class I, 1.75% for Class II, 1.64% for Class III, 1.38% for Class IV, 1.84% for Select Class and 1.93% for Institutional Class.

Treasury Only Portfolio

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 97.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 97.7%
U.S. Treasury Bills
10/4/18 to 3/21/19	1.88 to 2.32%	$11,224,965	$11,194,589
U.S. Treasury Notes
10/15/18 to 7/31/20	2.04 to 2.36 (b)	5,341,634	5,341,785
TOTAL U.S. TREASURY DEBT
(Cost $16,536,374)			16,536,374
TOTAL INVESTMENT IN SECURITIES - 97.7%
(Cost $16,536,374)			16,536,374
NET OTHER ASSETS (LIABILITIES) - 2.3%			397,155
NET ASSETS - 100%			$16,933,529

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $16,536,374)		$16,536,374
Cash		4
Receivable for investments sold		448,779
Receivable for fund shares sold		43,565
Interest receivable		21,391
Prepaid expenses		33
Receivable from investment adviser for expense reductions		495
Total assets		17,050,641
Liabilities
Payable for investments purchased	$66,906
Payable for fund shares redeemed	36,116
Distributions payable	11,006
Accrued management fee	1,960
Distribution and service plan fees payable	281
Other affiliated payables	750
Other payables and accrued expenses	93
Total liabilities		117,112
Net Assets		$16,933,529
Net Assets consist of:
Paid in capital		$16,933,605
Distributions in excess of net investment income		(9)
Accumulated undistributed net realized gain (loss) on investments		(67)
Net Assets		$16,933,529
Class I:
Net Asset Value, offering price and redemption price per share ($7,961,595 ÷ 7,960,425 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($243,805 ÷ 243,831 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($988,777 ÷ 988,516 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($102,376 ÷ 102,363 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($119,956 ÷ 119,958 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($7,517,020 ÷ 7,516,907 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2018 (Unaudited)
Investment Income
Interest		$147,759
Expenses
Management fee	$10,855
Transfer agent fees	3,659
Distribution and service plan fees	1,723
Accounting fees and expenses	522
Custodian fees and expenses	84
Independent trustees' fees and expenses	41
Registration fees	293
Audit	23
Legal	5
Miscellaneous	38
Total expenses before reductions	17,243
Expense reductions	(2,818)
Total expenses after reductions		14,425
Net investment income (loss)		133,334
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(52)
Total net realized gain (loss)		(52)
Net increase in net assets resulting from operations		$133,282

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,334	$125,490
Net realized gain (loss)	(52)	(12)
Net increase in net assets resulting from operations	133,282	125,478
Distributions to shareholders from net investment income	(133,374)	(125,645)
Share transactions - net increase (decrease)	1,899,906	1,296,036
Total increase (decrease) in net assets	1,899,814	1,295,869
Net Assets
Beginning of period	15,033,715	13,737,846
End of period	$16,933,529	$15,033,715
Other Information
Undistributed net investment income end of period	$–	$31
Distributions in excess of net investment income end of period	$(9)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Only Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.009	.002	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.009	.009	.002	–A	–A	–A
Distributions from net investment income	(.009)	(.009)	(.002)	–A	–A	–A
Total distributions	(.009)	(.009)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.86%	.93%	.23%	.04%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.11%	.05%	.06%
Expenses net of all reductions	.18%E	.18%	.18%	.11%	.05%	.06%
Net investment income (loss)	1.72%E	.93%	.24%	.05%	- %F	.01%
Supplemental Data
Net assets, end of period (in millions)	$7,962	$6,976	$7,638	$10,035	$9,402	$9,795

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.008	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.008	.008	.001	–A	–A	–A
Distributions from net investment income	(.008)	(.008)	(.001)	–A	–A	–A
Total distributions	(.008)	(.008)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.79%	.78%	.09%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.33%	.33%	.13%	.05%	.06%
Expenses net of all reductions	.33%E	.33%	.33%	.13%	.05%	.06%
Net investment income (loss)	1.57%E	.78%	.09%	.03%	- %F	.01%
Supplemental Data
Net assets, end of period (in millions)	$244	$261	$159	$307	$310	$359

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.007	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.007	.007	–A	–A	–A	–A
Distributions from net investment income	(.007)	(.007)	–A	–A	–A	–A
Total distributions	(.007)	(.007)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.74%	.68%	.04%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.43%	.38%	.15%	.05%	.06%
Expenses net of all reductions	.43%E	.43%	.38%	.15%	.05%	.06%
Net investment income (loss)	1.47%E	.68%	.04%	.01%	- %F	.01%
Supplemental Data
Net assets, end of period (in millions)	$989	$929	$921	$831	$635	$487

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.006	.004	–A	–A	–A	–A
Distributions from net investment income	(.006)	(.004)	–A	–A	–A	–A
Total distributions	(.006)	(.004)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.61%	.42%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%E	.71%	.72%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%E	.68%	.37%	.14%	.04%	.06%
Expenses net of all reductions	.68%E	.68%	.37%	.14%	.04%	.06%
Net investment income (loss)	1.22%E	.43%	.05%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$102	$116	$32	$338	$114	$18

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.009	.002	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.008	.009	.002	–A	–A	–A
Distributions from net investment income	(.008)	(.009)	(.002)	–A	–A	–A
Total distributions	(.008)	(.009)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.84%	.88%	.18%	.03%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.27%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.23%	.12%	.05%	.06%
Expenses net of all reductions	.23%E	.23%	.23%	.12%	.05%	.06%
Net investment income (loss)	1.67%E	.88%	.19%	.04%	- %F	.01%
Supplemental Data
Net assets, end of period (in millions)	$120	$121	$94	$180	$194	$215

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.010	.003	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.009	.010	.003	.001	–B
Distributions from net investment income	(.009)	(.010)	(.003)	(.001)	–B
Total distributions	(.009)	(.010)	(.003)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.88%	.97%	.27%	.05%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.18%	.18%	.19%F
Expenses net of fee waivers, if any	.14%F	.14%	.14%	.12%	.04%F
Expenses net of all reductions	.14%F	.14%	.14%	.12%	.04%F
Net investment income (loss)	1.76%F	.97%	.28%	.04%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$7,517	$6,631	$4,894	$1,932	$126

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2018

Days	% of fund's investments 9/30/18
1 - 7	73.6
8 - 30	4.7
31 - 60	4.2
61 - 90	3.8
91 - 180	13.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
U.S. Treasury Debt	31.5%
Repurchase Agreements	64.5%
Net Other Assets (Liabilities)	4.0%

Current 7-Day Yields

9/30/18
Class I	1.90%
Class II	1.75%
Class III	1.65%
Class IV	1.40%
Select Class	1.85%
Institutional Class	1.94%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2018, the most recent period shown in the table, would have been 1.89% for Class I, 1.73% for Class II, 1.63% for Class III, 1.38% for Class IV, 1.83% for Select Class and 1.92% for Institutional Class.

Treasury Portfolio

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 31.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 31.5%
U.S. Treasury Bills
10/4/18 to 3/21/19	1.88 to 2.33%	$4,158,171	$4,135,593
U.S. Treasury Notes
10/31/18 to 7/31/20	2.03 to 2.36 (b)	3,604,434	3,600,527
TOTAL U.S. TREASURY DEBT
(Cost $7,736,120)			7,736,120

U.S. Treasury Repurchase Agreement - 64.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.1% dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations) #	$206,811	$206,775
2.17% dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations) #	5,415,064	5,414,085
With:
Barclays Bank PLC at:
2.15%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $652,917,012, 1.38% - 7.63%, 5/15/20 - 8/15/28)	640,115	640,000
2.23%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $285,653,127, 2.02% - 2.63%, 7/31/20 - 7/15/21)	280,052	280,000
BMO Harris Bank NA at:
1.99%, dated:
7/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $29,677,849, 3.13% - 3.75%, 11/15/18 - 8/15/44)	29,123	29,000
8/23/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $31,696,972, 1.38%, 4/30/20)	31,074	31,000
2%, dated 7/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $29,690,059, 2.13% - 3.75%, 11/15/18 - 8/15/44)	29,135	29,000
2.01%, dated 7/30/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $29,786,391, 3.75%, 11/15/18)	29,117	29,000
2.03%, dated 8/15/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $31,216,698, 2.75% - 3.75%, 11/15/18 - 11/15/42)	30,103	30,000
2.07%, dated 9/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $46,133,918, 1.50%, 2/28/23)	45,039	45,000
2.08%, dated 8/9/18 due 10/5/18
(Collateralized by U.S. Treasury Obligations valued at $21,584,341, 3.75%, 11/15/18)	21,109	21,000
(Collateralized by U.S. Treasury Obligations valued at $9,253,334, 3.75%, 11/15/18)	9,047	9,000
2.17%, dated 9/18/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $31,141,709, 3.00% - 3.75%, 11/15/18 - 5/15/42)	30,127	30,000
BNP Paribas, SA at:
1.97%, dated 8/6/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $95,207,461, 0.00% - 6.88%, 10/11/18 - 2/15/44)	93,290	93,000
2.01%, dated 9/4/18 due 10/4/18 (Collateralized by U.S. Treasury Obligations valued at $61,490,783, 0.00% - 6.88%, 1/3/19 - 8/15/45)	60,101	60,000
2.02%, dated 9/5/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $61,289,314, 6.25%, 5/15/30)	60,101	60,000
2.03%, dated:
8/16/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $155,454,349, 0.00% - 8.50%, 2/7/19 - 2/15/48)	152,514	152,000
8/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $31,806,345, 0.00% - 8.75%, 1/10/19 - 2/15/48)	31,105	31,000
2.04%, dated 8/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $63,390,603, 1.50% - 6.25%, 4/30/20 - 8/15/43)	62,211	62,000
2.06%, dated 9/10/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $45,955,823, 1.00% - 7.25%, 11/15/19 - 8/15/45)	45,077	45,000
2.07%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $91,919,267, 2.00% - 4.75%, 12/31/20 - 8/15/44)	90,155	90,000
2.1%, dated 8/21/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $95,499,632, 1.63% - 5.25%, 4/30/23 - 5/15/47)	93,488	93,000
2.13%, dated:
8/27/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $95,220,764, 1.50% - 5.25%, 8/15/26 - 11/15/47)	93,501	93,000
9/18/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $122,494,170, 1.00% - 8.13%, 3/15/19 - 2/15/40)	120,220	120,000
2.14%, dated 8/28/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $71,651,860, 0.00% - 8.13%, 10/11/18 - 11/15/47)	70,379	70,000
2.15%, dated:
9/6/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $61,326,113, 0.00% - 8.13%, 10/11/18 - 11/15/47)	60,323	60,000
9/7/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $123,980,913, 1.13% - 6.88%, 8/31/21 - 5/15/47)	121,650	121,000
2.16%, dated:
9/10/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $30,638,629, 1.38% - 5.25%, 12/31/20 - 2/15/29)	30,164	30,000
9/14/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $92,915,106, 0.00% - 6.63%, 11/8/18 - 5/15/43)	91,328	91,000
2.17%, dated:
9/12/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $123,561,454, 0.00% - 8.75%, 6/20/19 - 5/15/41)	121,656	121,000
9/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $30,626,004, 1.75% - 7.50%, 4/30/20 - 5/15/47)	30,109	30,000
2.19%, dated:
9/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $30,651,737, 1.50% - 6.88%, 10/31/19 - 8/15/45)	30,166	30,000
9/18/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $69,979,264, 1.86% - 4.38%, 4/30/20 - 5/15/47)	68,372	68,000
2.2%, dated:
9/24/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $63,267,084, 0.00% - 8.75%, 10/11/18 - 5/15/47)	62,227	62,000
9/26/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $64,444,179, 1.00% - 8.50%, 7/31/19 - 2/15/41)	63,235	63,000
9/27/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $170,979,226, 1.50% - 3.63%, 6/30/20 - 2/15/44)	167,623	167,000
Credit AG at 2.21%, dated 9/28/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $62,231,505, 2.00%, 11/15/26)	61,026	61,000
Deutsche Bank AG at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $207,139,499, 0.00% - 8.88%, 11/1/18 - 11/15/45)	203,038	203,000
Deutsche Bank Securities, Inc. at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $19,383,638, 2.88%, 8/15/28)	19,004	19,000
DNB Bank ASA at 2.13%, dated 9/24/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $142,859,206, 1.88%, 3/31/22)	140,058	140,000
Federal Reserve Bank of New York at 2%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,240,206,751, 2.13% - 2.50%, 2/29/24 - 5/15/46)	1,240,207	1,240,000
Fixed Income Clearing Corp. - BNYM at:
2.2%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $2,748,900,038, 0.00% - 2.75%, 5/23/19 - 8/15/23)	2,695,494	2,695,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $311,100,089, 1.88% - 2.13%, 3/31/24 - 8/31/24)	305,057	305,000
HSBC Securities, Inc. at:
2.18%, dated:
9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $77,548,180, 0.00% - 5.25%, 10/31/18 - 2/15/29)	76,032	76,000
9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $39,792,089, 1.75%, 6/30/22)	39,017	39,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $28,635,219, 1.88%, 2/28/22)	28,005	28,000
ING Financial Markets LLC at:
2.18%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $16,325,030, 0.75% - 2.38%, 7/15/19 - 4/30/20)	16,007	16,000
2.19%, dated 9/24/18 due 10/9/18 (Collateralized by U.S. Treasury Obligations valued at $19,388,304, 1.75% - 3.00%, 2/28/22 - 5/15/45)	19,017	19,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $21,439,034, 1.63%, 4/30/19)	21,004	21,000
Lloyds Bank PLC at:
2.05%, dated 8/10/18 due 10/10/18 (Collateralized by U.S. Treasury Obligations valued at $15,369,555, 2.00% - 6.75%, 11/15/20 - 8/15/26)	15,052	15,000
2.06%, dated:
7/18/18 due 10/23/18 (Collateralized by U.S. Treasury Obligations valued at $34,793,670, 1.63% - 6.00%, 6/30/20 - 2/15/26)	34,189	34,000
7/20/18 due 10/24/18 (Collateralized by U.S. Treasury Obligations valued at $42,982,437, 1.38% - 6.00%, 9/15/20 - 2/15/26)	42,231	42,000
2.09%, dated 8/2/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $15,335,513, 1.00% - 6.00%, 11/30/19 - 2/15/26)	15,080	15,000
2.12%, dated 8/15/18 due 11/15/18 (Collateralized by U.S. Treasury Obligations valued at $15,358,642, 2.00% - 6.00%, 4/30/24 - 2/15/26)	15,081	15,000
2.14%, dated 8/23/18 due 11/23/18 (Collateralized by U.S. Treasury Obligations valued at $46,982,513, 2.00% - 6.75%, 11/15/20 - 8/15/26)	46,252	46,000
2.19%, dated 9/7/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $61,364,622, 2.00% - 6.00%, 4/30/24 - 2/15/26)	60,332	60,000
2.24%, dated 9/19/18 due 12/19/18 (Collateralized by U.S. Treasury Obligations valued at $48,962,487, 2.00% - 6.00%, 4/15/21 - 2/15/26)	48,272	48,000
2.25%, dated 9/25/18 due 12/21/18 (Collateralized by U.S. Treasury Obligations valued at $63,377,789, 1.63% - 6.13%, 4/30/24 - 11/15/27)	62,337	62,000
Morgan Stanley & Co., LLC at:
2.1%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $326,457,127, 0.00% - 6.25%, 1/3/19 - 8/15/46)	320,056	320,000
2.17%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $46,928,488, 2.25% - 5.25%, 8/15/24 - 8/15/46)	46,008	46,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $24,484,599, 0.00% - 3.00%, 1/3/19 - 8/15/46)	24,005	24,000
MUFG Securities (Canada), Ltd. at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $82,635,527, 2.00% - 2.75%, 4/30/24 - 6/30/25)	81,015	81,000
MUFG Securities EMEA PLC at:
2.02%, dated 9/11/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $85,681,179, 2.63%, 8/15/20)	84,104	84,000
2.03%, dated 9/13/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $33,659,750, 2.00% - 2.75%, 7/31/20 - 8/15/25)	33,037	33,000
2.06%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $26,822,673, 2.38% - 2.88%, 2/28/25 - 5/15/46)	26,043	26,000
2.08%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $7,144,682, 2.63%, 6/15/21)	7,014	7,000
2.1%, dated 9/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $43,129,393, 2.75% - 3.00%, 4/30/25 - 2/15/47)	42,059	42,000
2.13%, dated:
9/19/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $9,287,124, 3.13%, 5/15/48)	9,015	9,000
9/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $8,156,641, 1.13%, 5/31/19)	8,012	8,000
2.15%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $6,123,016, 1.25% - 1.50%, 2/28/19 - 3/31/21)	6,025	6,000
2.18%, dated 9/25/18 due 10/4/18
(Collateralized by U.S. Treasury Obligations valued at $9,173,983, 1.13%, 5/31/19)	9,005	9,000
(Collateralized by U.S. Treasury Obligations valued at $9,173,778, 1.25%, 11/30/18)	9,005	9,000
2.2%, dated 9/26/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $12,233,867, 1.38% - 2.75%, 2/28/19 - 4/30/25)	12,022	12,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $45,372,880, 2.75%, 4/30/25)	44,008	44,000
Natixis SA at 2.13%, dated 9/24/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $208,460,483, 0.00% - 8.50%, 11/23/18 - 5/15/44)	204,084	204,000
Nomura Securities International, Inc. at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $26,524,975, 0.00% - 2.75%, 3/31/19 - 6/30/25)	26,005	26,000
Norinchukin Bank at:
2.05%, dated:
7/2/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $14,354,441, 2.63%, 11/15/20)	14,073	14,000
7/6/18 due 10/9/18 (Collateralized by U.S. Treasury Obligations valued at $29,723,792, 2.63%, 11/15/20)	29,157	29,000
2.06%, dated:
7/11/18 due 10/11/18 (Collateralized by U.S. Treasury Obligations valued at $14,349,417, 2.63%, 11/15/20)	14,074	14,000
7/12/18 due 10/12/18 (Collateralized by U.S. Treasury Obligations valued at $14,344,392, 2.63%, 11/15/20)	14,074	14,000
2.08%, dated:
7/17/18 due 10/17/18 (Collateralized by U.S. Treasury Obligations valued at $30,733,677, 2.63%, 11/15/20)	30,159	30,000
7/19/18 due 10/19/18 (Collateralized by U.S. Treasury Obligations valued at $24,583,927, 2.63%, 11/15/20)	24,128	24,000
2.09%, dated 7/23/18 due 10/23/18 (Collateralized by U.S. Treasury Obligations valued at $29,698,670, 2.63%, 11/15/20)	29,155	29,000
2.19%, dated 8/28/18 due 11/28/18 (Collateralized by U.S. Treasury Obligations valued at $50,027,011, 2.63%, 11/15/20)	49,224	48,950
2.2%, dated 9/11/18 due 11/14/18 (Collateralized by U.S. Treasury Obligations valued at $15,319,108, 2.63%, 11/15/20)	15,059	15,000
2.23%, dated 9/21/18 due 11/19/18 (Collateralized by U.S. Treasury Obligations valued at $31,638,052, 2.63%, 11/15/20)	31,113	31,000
Prudential Insurance Co. of America at 2.28%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $126,690,199, 0.00% - 8.75%, 9/30/19 - 2/15/36)	124,259	124,236
RBC Dominion Securities at:
2.02%, dated 7/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $29,702,068, 1.25% - 4.50%, 9/30/19 - 2/15/48)	29,146	29,000
2.04%, dated 9/5/18 due 10/5/18
(Collateralized by U.S. Treasury Obligations valued at $30,645,638, 1.25% - 4.50%, 9/30/19 - 5/15/45)	30,058	30,000
(Collateralized by U.S. Treasury Obligations valued at $30,645,291, 1.38% - 4.50%, 9/30/19 - 11/15/45)	30,060	30,000
2.05%, dated 9/21/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $37,787,229, 0.00% - 4.50%, 12/13/18 - 2/15/48)	37,021	37,000
2.08%, dated 9/12/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $36,764,189, 1.25% - 4.50%, 9/30/19 - 11/15/47)	36,062	36,000
2.09%, dated 9/13/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $52,239,705, 1.25% - 4.50%, 9/30/19 - 2/15/48)	51,095	51,000
RBC Financial Group at:
2.02%, dated 9/4/18 due 10/4/18 (Collateralized by U.S. Treasury Obligations valued at $81,277,178, 2.13% - 4.38%, 6/15/21 - 2/15/48)	79,133	79,000
2.14%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $61,272,810, 1.50% - 4.38%, 5/31/23 - 5/15/40)	60,210	60,000
2.18%, dated 9/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $170,919,336, 1.50% - 4.38%, 5/31/20 - 8/15/47)	167,607	167,000
Sumitomo Mitsui Trust Bank Ltd. at 2.28%, dated 9/26/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $12,265,989, 1.75%, 5/15/23)	12,011	12,000
TD Securities (U.S.A.) at 2.24%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $125,483,450, 1.25% - 2.50%, 2/28/20 - 5/15/24)	123,023	123,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $15,822,046)		15,822,046
TOTAL INVESTMENT IN SECURITIES - 96.0%
(Cost $23,558,166)		23,558,166
NET OTHER ASSETS (LIABILITIES) - 4.0%		975,251
NET ASSETS - 100%		$24,533,417

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$206,775,000 due 10/01/18 at 2.10%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,173
Sumitomo Mitsu Bk Corp Ny (DI)	205,602
$206,775
$5,414,085,000 due 10/01/18 at 2.17%
BNP Paribas, S.A.	402,000
Bank of Nova Scotia	130,000
Citibank NA	344,000
Citigroup Global Markets, Inc.	261,000
HSBC Securities (USA), Inc.	32,000
RBC Dominion Securities, Inc.	1,411,000
Sumitomo Mitsu Bk Corp Ny (DI)	2,834,085
$5,414,085

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $15,822,046) — See accompanying schedule: Unaffiliated issuers (cost $23,558,166)		$23,558,166
Receivable for investments sold		1,066,697
Receivable for fund shares sold		10,146
Interest receivable		19,833
Prepaid expenses		47
Receivable from investment adviser for expense reductions		758
Other receivables		252
Total assets		24,655,899
Liabilities
Payable to custodian bank	$7
Payable for investments purchased	4,003
Payable for fund shares redeemed	95,788
Distributions payable	17,314
Accrued management fee	2,846
Distribution and service plan fees payable	1,052
Other affiliated payables	1,088
Other payables and accrued expenses	384
Total liabilities		122,482
Net Assets		$24,533,417
Net Assets consist of:
Paid in capital		$24,533,622
Distributions in excess of net investment income		(165)
Accumulated undistributed net realized gain (loss) on investments		(40)
Net Assets		$24,533,417
Class I:
Net Asset Value, offering price and redemption price per share ($10,358,926 ÷ 10,355,108 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($507,702 ÷ 507,349 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,715,519 ÷ 2,715,257 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($1,000,294 ÷ 1,000,029 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($270,042 ÷ 269,990 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($9,680,934 ÷ 9,680,957 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2018 (Unaudited)
Investment Income
Interest		$214,433
Expenses
Management fee	$15,800
Transfer agent fees	5,377
Distribution and service plan fees	6,003
Accounting fees and expenses	667
Custodian fees and expenses	91
Independent trustees' fees and expenses	61
Registration fees	206
Audit	26
Legal	8
Miscellaneous	57
Total expenses before reductions	28,296
Expense reductions	(3,700)
Total expenses after reductions		24,596
Net investment income (loss)		189,837
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(19)
Total net realized gain (loss)		(19)
Net increase in net assets resulting from operations		$189,818

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$189,837	$207,097
Net realized gain (loss)	(19)	24
Net increase in net assets resulting from operations	189,818	207,121
Distributions to shareholders from net investment income	(189,968)	(207,508)
Share transactions - net increase (decrease)	1,024,437	4,560,709
Total increase (decrease) in net assets	1,024,287	4,560,322
Net Assets
Beginning of period	23,509,130	18,948,808
End of period	$24,533,417	$23,509,130
Other Information
Distributions in excess of net investment income end of period	$(165)	$(34)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.009	.003	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.009	.009	.003	.001	–A	–A
Distributions from net investment income	(.009)	(.009)	(.003)	(.001)	–A	–A
Total distributions	(.009)	(.009)	(.003)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.86%	.95%	.27%	.05%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.13%	.07%	.08%
Expenses net of all reductions	.18%E	.18%	.18%	.13%	.07%	.08%
Net investment income (loss)	1.71%E	.96%	.27%	.05%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$10,359	$8,244	$8,308	$9,639	$11,727	$9,736

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.008	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.008	.008	.001	–A	–A	–A
Distributions from net investment income	(.008)	(.008)	(.001)	–A	–A	–A
Total distributions	(.008)	(.008)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.78%	.80%	.12%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.33%	.33%	.22%	.07%	.08%
Expenses net of all reductions	.33%E	.33%	.33%	.22%	.07%	.08%
Net investment income (loss)	1.56%E	.81%	.12%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$508	$116	$363	$557	$70	$133

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.007	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.007	.007	.001	–A	–A	–A
Distributions from net investment income	(.007)	(.007)	(.001)	–A	–A	–A
Total distributions	(.007)	(.007)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.73%	.70%	.05%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.43%	.39%	.17%	.07%	.08%
Expenses net of all reductions	.43%E	.43%	.39%	.17%	.07%	.08%
Net investment income (loss)	1.46%E	.71%	.06%	.02%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,716	$2,803	$2,563	$2,862	$2,866	$2,654

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.004	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.006	.004	–A	–A	–A	–A
Distributions from net investment income	(.006)	(.004)	–A	–A	–A	–A
Total distributions	(.006)	(.004)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.61%	.45%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.71%E	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%E	.68%	.43%	.18%	.07%	.08%
Expenses net of all reductions	.68%E	.68%	.43%	.18%	.07%	.08%
Net investment income (loss)	1.21%E	.46%	.02%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,000	$926	$793	$905	$621	$591

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.009	.002	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.008	.009	.002	–A	–A	–A
Distributions from net investment income	(.008)	(.009)	(.002)	–A	–A	–A
Total distributions	(.008)	(.009)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.83%	.90%	.22%	.04%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.23%	.15%	.07%	.08%
Expenses net of all reductions	.23%E	.23%	.23%	.15%	.07%	.08%
Net investment income (loss)	1.66%E	.91%	.22%	.04%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$270	$377	$276	$287	$225	$238

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.010	.003	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.009	.010	.003	.001	–B
Distributions from net investment income	(.009)	(.010)	(.003)	(.001)	–B
Total distributions	(.009)	(.010)	(.003)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.88%	.99%	.31%	.07%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.18%	.18%	.18%F
Expenses net of fee waivers, if any	.14%F	.14%	.14%	.13%	.07%F
Expenses net of all reductions	.14%F	.14%	.14%	.13%	.07%F
Net investment income (loss)	1.75%F	1.00%	.31%	.11%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$9,681	$11,044	$6,645	$3,205	$669

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2018

Days	% of fund's investments 9/30/18
1 - 7	52.3
8 - 30	23.3
31 - 60	5.3
61 - 90	5.4
91 - 180	12.8
> 180	0.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
U.S. Treasury Debt	14.5%
U.S. Government Agency Debt	42.4%
Repurchase Agreements	42.6%
Net Other Assets (Liabilities)	0.5%

Current 7-Day Yields

9/30/18
Class I	1.92%
Class II	1.77%
Class III	1.67%
Select Class	1.87%
Institutional Class	1.96%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2018, the most recent period shown in the table, would have been 1.90% for Class I, 1.74% for Class II, 1.64% for Class III, 1.85% for Select Class and 1.93% for Institutional Class.

Government Portfolio

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 14.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 14.5%
U.S. Treasury Bills
10/11/18 to 3/21/19	1.91 to 2.33%	$9,447,038	$9,373,875
U.S. Treasury Notes
10/31/18 to 1/31/20	2.06 to 2.33 (b)	6,619,862	6,613,696
TOTAL U.S. TREASURY DEBT
(Cost $15,987,571)			15,987,571

U.S. Government Agency Debt - 42.4%
Federal Agencies - 42.4%
Fannie Mae
10/1/18 to 1/28/19	1.91 to 2.28	878,657	876,895
Federal Farm Credit Bank
10/3/18 to 8/30/19	1.96 to 2.38 (b)	3,891,500	3,890,787
Federal Home Loan Bank
10/1/18 to 2/10/20	1.92 to 2.37 (b)	35,990,754	35,938,266
Federal Home Loan Bank
10/15/19	2.40 to 2.41	415,000	414,989
9/20/19	2.28 to 2.29 (c)	342,000	341,996
Freddie Mac
10/2/18 to 8/8/19	1.93 to 2.37 (b)	4,974,338	4,971,579
9/20/19	2.28 (c)	301,000	301,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $46,735,512)			46,735,512

U.S. Government Agency Repurchase Agreement - 19.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.13% dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations) #	$974,070	$973,897
2.26% dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations) #	9,985,033	9,983,150
With:
Barclays Bank PLC at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations valued at $185,674,808, 3.50% - 4.50%, 6/1/46 - 5/1/48)	182,034	182,000
BMO Capital Markets Corp. at:
2.03%, dated 7/25/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $53,243,380, 3.00% - 5.50%, 3/1/38 - 4/20/68)	52,243	52,000
2.15%, dated 9/19/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $250,997,753, 3.00% - 5.50%, 9/1/28 - 4/20/68)	246,341	245,900
2.16%, dated 9/21/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $155,133,024, 2.50% - 6.50%, 9/11/23 - 7/20/68)	152,255	152,000
2.26%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations valued at $110,180,747, 3.00% - 5.50%, 9/28/21 - 8/20/68)	108,020	108,000
BMO Harris Bank NA at 2.03%, dated 7/25/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $53,302,528, 0.13% - 5.50%, 2/28/19 - 7/1/48)	52,243	52,000
BNP Paribas, SA at:
2.04%, dated 8/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $79,396,883, 0.00% - 7.00%, 8/15/19 - 9/15/48)	77,262	77,000
2.05%, dated 8/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $79,056,467, 0.00% - 6.88%, 8/15/19 - 9/15/48)	77,263	77,000
2.11%, dated 8/21/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $421,441,707, 0.00% - 7.50%, 7/31/19 - 9/15/48)	412,163	410,000
2.14%, dated 8/27/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $235,817,768, 0.00% - 7.00%, 2/15/19 - 9/15/48)	230,239	229,000
Citibank NA at:
2.19%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $63,276,236, 0.00% - 7.25%, 10/1/18 - 11/15/47)	62,026	62,000
2.2%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $378,883,593, 0.00% - 8.88%, 11/27/18 - 2/15/48)	371,159	371,000
Deutsche Bank Securities, Inc. at 2.26%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations valued at $198,827,439, 3.00% - 3.75%, 11/15/46 - 1/15/56)	193,036	193,000
HSBC Securities, Inc. at 2.2%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Government Obligations valued at $635,654,170, 3.00% - 5.50%, 9/1/24 - 7/1/48)	623,267	623,000
ING Financial Markets LLC at:
2.07%, dated 8/17/18 due 10/16/18 (Collateralized by U.S. Government Obligations valued at $62,380,994, 3.00% - 4.50%, 11/1/46 - 9/1/48)	61,210	61,000
2.15%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $75,507,047, 3.50% - 4.50%, 8/1/33 - 9/1/48)	74,031	74,000
2.16%, dated 9/7/18 due 11/6/18 (Collateralized by U.S. Government Obligations valued at $155,263,258, 3.50% - 4.50%, 2/1/43 - 8/1/48)	152,547	152,000
2.22%, dated:
9/17/18 due 12/17/18 (Collateralized by U.S. Government Obligations valued at $91,879,255, 0.00% - 5.50%, 10/4/18 - 9/1/48)	90,505	90,000
9/28/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $106,099,625, 3.00% - 4.00%, 6/1/42 - 11/1/46)	104,045	104,000
2.23%, dated:
9/19/18 due 12/19/18 (Collateralized by U.S. Government Obligations valued at $155,155,247, 4.00% - 4.50%, 10/1/44 - 7/1/47)	152,857	152,000
9/20/18 due 12/20/18 (Collateralized by U.S. Government Obligations valued at $217,408,039, 3.00% - 4.50%, 2/1/27 - 4/1/52)	214,201	213,000
Merrill Lynch, Pierce, Fenner & Smith at 2.02%, dated 9/6/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $467,713,179, 4.00%, 6/20/47)	458,645	457,900
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.1%, dated 9/5/18 due:
11/5/18 (Collateralized by U.S. Government Obligations valued at $218,611,058, 2.07% - 5.57%, 12/1/20 - 7/1/48)	214,761	214,000
11/6/18 (Collateralized by U.S. Government Obligations valued at $77,637,572, 2.50% - 4.50%, 7/1/27 - 7/1/48)	76,275	76,000
2.11%, dated 9/7/18 due:
11/7/18 (Collateralized by U.S. Government Obligations valued at $155,258,090, 2.50% - 5.00%, 8/1/25 - 9/1/48)	152,241	152,000
11/8/18 (Collateralized by U.S. Government Obligations valued at $202,244,091, 2.43% - 5.00%, 5/1/19 - 8/20/48)	198,720	198,000
2.13%, dated 9/11/18 due 11/9/18 (Collateralized by U.S. Government Obligations valued at $156,244,671, 2.50% - 5.00%, 5/1/27 - 5/1/48)	153,534	153,000
2.18%, dated 9/19/18 due 11/19/18 (Collateralized by U.S. Government Obligations valued at $202,106,758, 2.07% - 4.50%, 9/1/31 - 7/1/48)	198,731	198,000
2.23%, dated 9/24/18 due:
11/23/18 (Collateralized by U.S. Government Obligations valued at $172,454,746, 2.07% - 5.00%, 11/1/26 - 7/1/48)	169,628	169,000
11/26/18 (Collateralized by U.S. Government Obligations valued at $78,574,056, 2.60% - 5.00%, 5/1/27 - 9/20/48)	77,300	77,000
2.25%, dated 9/26/18 due 11/27/18 (Collateralized by U.S. Government Obligations valued at $268,343,831, 2.07% - 4.50%, 2/1/28 - 7/1/48)	264,019	263,000
Nomura Securities International, Inc. at 2.27%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations valued at $429,501,232, 3.39% - 4.50%, 2/1/30 - 10/1/48)	421,080	421,000
RBC Capital Markets Corp. at 2.22%, dated 9/13/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $786,284,012, 2.39% - 6.00%, 4/1/22 - 9/1/48)	774,321	770,000
RBC Financial Group at:
2.03%, dated:
9/4/18 due 10/4/18 (Collateralized by U.S. Government Obligations valued at $117,478,589, 2.45% - 5.00%, 4/1/26 - 6/1/56)	115,195	115,000
9/5/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $577,524,058, 0.00% - 6.00%, 8/15/21 - 2/1/57)	565,956	565,000
2.2%, dated:
9/20/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $778,027,153, 2.10% - 6.96%, 9/1/24 - 6/1/56)	764,794	762,000
9/27/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $196,908,121, 3.00% - 5.00%, 2/1/27 - 6/1/56)	193,142	193,000
Societe Generale at 2.22%, dated 9/25/18 due 10/9/18 (Collateralized by U.S. Treasury Obligations valued at $220,437,043, 0.00% - 8.88%, 10/25/18 - 8/15/48)	215,186	215,000
Sumitomo Mitsui Trust Bank Ltd. at:
2.12%, dated 9/18/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $166,295,213, 2.00% - 3.00%, 1/15/21 - 6/20/46)	162,692	162,558
2.15%, dated 9/19/18 due 10/3/18 (Collateralized by U.S. Government Obligations valued at $165,674,705, 2.00% - 4.50%, 1/15/21 - 8/20/48)	162,135	162,000
2.18%, dated 9/20/18 due 10/4/18 (Collateralized by U.S. Government Obligations valued at $164,293,367, 2.00% - 4.50%, 1/15/21 - 6/20/48)	160,714	160,578
2.2%, dated 9/21/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $165,678,496, 2.00% - 3.00%, 1/15/21 - 11/20/46)	162,139	162,000
2.26%, dated 9/25/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $164,452,675, 2.00% - 4.50%, 1/15/21 - 6/20/48)	160,959	160,818
2.3%, dated 10/3/18 due 10/5/18(d)	161,144	161,000
2.31%, dated:
9/27/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $147,124,762, 4.50%, 4/20/48 - 6/20/48)	143,934	143,805
9/28/18 due 10/5/18:
(Collateralized by U.S. Government Obligations valued at $100,191,810, 3.50%, 12/1/47)	98,088	98,000
(Collateralized by U.S. Government Obligations valued at $67,983,080, 3.50%, 12/20/45)	66,567	66,508
10/2/18 due 10/5/18(d)	162,146	162,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $21,075,114)		21,075,114

U.S. Treasury Repurchase Agreement - 23.5%
With:
Barclays Bank PLC at 2.23%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,262,670,917, 0.00% - 8.50%, 11/8/18 - 2/15/47)	1,232,229	1,232,000
BMO Harris Bank NA at:
1.99%, dated:
7/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $138,134,993, 1.00% - 3.75%, 11/15/18 - 4/30/21)	135,575	135,000
8/23/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $141,677,120, 2.13% - 3.38%, 8/15/21 - 11/15/46)	138,328	138,000
2%, dated 7/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $139,187,023, 0.75% - 3.75%, 11/15/18 - 8/15/44)	136,635	136,000
2.01%, dated 7/30/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $141,374,894, 3.75%, 11/15/18)	138,555	138,000
2.03%, dated 8/15/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $143,462,610, 2.25% - 3.75%, 11/15/18 - 5/15/44)	139,478	139,000
2.07%, dated 9/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $211,949,536, 3.13%, 5/15/21)	207,179	207,000
2.08%, dated 8/9/18 due 10/5/18:
(Collateralized by U.S. Treasury Obligations valued at $99,252,418, 3.75%, 11/15/18)	97,303	96,800
(Collateralized by U.S. Treasury Obligations valued at $43,163,603, 3.75%, 11/15/18)	42,218	42,000
2.17%, dated 9/18/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $140,226,199, 3.00% - 3.88%, 11/15/18 - 5/15/42)	136,574	136,000
BNP Paribas, SA at:
1.97%, dated 8/6/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $451,618,998, 1.13% - 7.25%, 3/31/21 - 8/15/45)	442,376	441,000
2.01%, dated 9/4/18 due 10/4/18 (Collateralized by U.S. Treasury Obligations valued at $284,446,416, 1.38% - 5.25%, 1/15/20 - 8/15/44)	278,466	278,000
2.02%, dated 9/5/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $281,930,780, 1.13% - 6.88%, 5/15/20 - 8/15/26)	276,465	276,000
2.03%, dated:
8/16/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $708,502,009, 1.14% - 8.50%, 4/30/19 - 11/15/46)	694,341	692,000
8/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $142,392,195, 0.00% - 8.50%, 1/3/19 - 11/15/44)	139,470	139,000
2.04%, dated 8/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $284,578,992, 1.13% - 4.75%, 7/31/19 - 11/15/47)	278,945	278,000
2.06%, dated 9/10/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $212,836,780, 1.38% - 6.63%, 12/15/19 - 11/15/47)	208,357	208,000
2.07%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $424,808,013, 1.00% - 8.50%, 9/30/19 - 5/15/47)	416,718	416,000
2.13%, dated:
8/27/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $423,869,334, 1.38% - 8.75%, 12/31/18 - 5/15/47)	416,229	414,000
9/18/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $567,556,267, 1.38% - 4.38%, 11/15/20 - 8/15/43)	557,020	556,000
2.14%, dated 8/28/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $317,933,989, 1.13% - 6.75%, 11/15/19 - 5/15/46)	312,682	311,000
2.15%, dated:
9/6/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $281,940,365, 1.13% - 4.38%, 11/15/20 - 5/15/47)	277,484	276,000
9/7/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $566,891,054, 0.00% - 8.50%, 10/11/18 - 8/15/44)	554,967	552,000
2.16%, dated:
9/10/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $141,856,581, 0.00% - 3.50%, 10/11/18 - 5/15/43)	139,658	138,900
9/14/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $421,854,988, 1.00% - 6.88%, 3/15/19 - 2/15/48)	414,487	413,000
2.17%, dated:
9/12/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $566,430,782, 0.00% - 8.00%, 6/20/19 - 11/15/44)	557,005	554,000
9/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $138,900,165, 1.50% - 4.75%, 7/15/20 - 8/15/43)	136,492	136,000
2.19%, dated:
9/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $138,838,624, 1.50% - 6.88%, 2/28/23 - 8/15/45)	136,753	136,000
9/18/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $319,001,276, 1.50% - 5.25%, 7/15/21 - 11/15/47)	313,708	312,000
2.2%, dated:
9/24/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $284,288,781, 0.00% - 5.25%, 10/11/18 - 5/15/46)	278,919	277,900
9/26/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $285,087,375, 1.13% - 8.13%, 3/31/19 - 11/15/44)	280,040	279,000
9/27/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $707,886,202, 1.18% - 7.50%, 10/31/18 - 11/15/47)	693,576	691,000
Credit AG at 2.21%, dated 9/28/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $274,430,618, 2.00% - 2.38%, 1/31/23 - 6/30/24)	269,116	269,000
Deutsche Bank AG at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $912,050,990, 0.75% - 3.63%, 10/31/18 - 8/15/45)	894,168	894,000
Deutsche Bank Securities, Inc. at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $84,675,911, 1.88% - 2.00%, 9/30/22 - 10/31/22)	83,016	83,000
DNB Bank ASA at 2.13%, dated 9/24/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $636,743,698, 1.50% - 2.88%, 1/31/22 - 2/15/28)	624,258	624,000
Fixed Income Clearing Corp. - BNYM at:
2.2%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $3,590,400,032, 0.00% - 3.63%, 3/14/19 - 2/15/44)	3,520,645	3,520,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $1,370,880,043, 3.00% - 3.63%, 2/15/20 - 2/15/47)	1,344,252	1,344,000
HSBC Securities, Inc. at:
2.18%, dated:
9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $344,885,319, 1.38% - 5.25%, 8/31/19 - 2/15/29)	338,143	338,000
9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $173,452,556, 0.00% - 2.63%, 10/31/18 - 6/15/21)	170,072	170,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $124,001,294, 2.38%, 8/15/24)	121,023	121,000
ING Financial Markets LLC at:
2.18%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $69,381,085, 0.75% - 2.88%, 7/15/19 - 7/31/25)	68,029	68,000
2.19%, dated 9/24/18 due 10/9/18 (Collateralized by U.S. Treasury Obligations valued at $84,696,061, 1.13% - 2.75%, 8/31/21 - 8/15/27)	83,076	83,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $91,859,300, 1.38%, 1/15/20)	90,017	90,000
Lloyds Bank PLC at:
2.05%, dated 8/10/18 due 10/10/18 (Collateralized by U.S. Treasury Obligations valued at $72,749,468, 2.00% - 6.75%, 11/15/20 - 8/15/26)	71,247	71,000
2.06%, dated:
7/18/18 due 10/23/18 (Collateralized by U.S. Treasury Obligations valued at $165,887,972, 1.13% - 6.75%, 11/15/20 - 8/15/26)	162,899	162,000
7/20/18 due 10/24/18 (Collateralized by U.S. Treasury Obligations valued at $198,536,597, 1.38% - 6.00%, 9/15/20 - 2/15/26)	195,066	194,000
2.09%, dated 8/2/18 due 11/2/18 (Collateralized by U.S. Treasury Obligations valued at $70,543,223, 1.00% - 6.00%, 11/30/19 - 2/15/26)	69,369	69,000
2.12%, dated 8/15/18 due 11/15/18 (Collateralized by U.S. Treasury Obligations valued at $72,697,303, 2.00% - 6.00%, 4/30/24 - 2/15/26)	71,385	71,000
2.14%, dated 8/23/18 due 11/23/18 (Collateralized by U.S. Treasury Obligations valued at $209,596,829, 2.00% - 6.75%, 11/15/20 - 8/15/26)	206,121	205,000
2.19%, dated 9/7/18 due 12/7/18 (Collateralized by U.S. Treasury Obligations valued at $281,704,720, 1.50% - 8.00%, 4/15/20 - 8/15/26)	277,528	276,000
2.24%, dated 9/19/18 due 12/19/18 (Collateralized by U.S. Treasury Obligations valued at $226,381,839, 1.63% - 6.00%, 5/15/20 - 2/15/26)	223,257	222,000
2.25%, dated 9/25/18 due 12/21/18 (Collateralized by U.S. Treasury Obligations valued at $278,831,721, 2.00% - 6.00%, 4/30/24 - 2/15/26)	274,484	273,000
Morgan Stanley & Co., LLC at:
2.17%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $207,097,491, 0.00% - 6.25%, 11/29/18 - 8/15/46)	203,037	203,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $108,140,302, 0.00% - 2.25%, 11/29/18 - 8/15/46)	106,020	106,000
MUFG Securities (Canada), Ltd. at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $363,188,166, 1.13% - 2.75%, 2/29/20 - 2/15/28)	356,067	356,000
MUFG Securities EMEA PLC at:
2.02%, dated 9/11/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $395,750,983, 2.63%, 8/15/20)	388,479	388,000
2.03%, dated 9/13/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $102,017,319, 2.25% - 2.75%, 1/31/25 - 11/15/25)	100,113	100,000
2.06%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $125,847,614, 2.50% - 3.00%, 2/28/25 - 11/15/46)	122,202	122,000
2.08%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $35,775,585, 2.38% - 2.75%, 6/15/21 - 5/15/27)	35,069	35,000
2.1%, dated 9/17/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $198,743,607, 2.25% - 2.88%, 3/31/20 - 6/30/25)	195,173	194,900
2.13%, dated:
9/19/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $41,187,365, 2.25% - 3.13%, 2/28/25 - 5/15/48)	40,069	40,000
9/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $36,701,613, 0.88% - 1.13%, 5/31/19 - 9/15/19)	36,053	36,000
2.15%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $28,625,439, 2.13%, 9/30/24)	28,115	28,000
2.18%, dated 9/25/18 due 10/4/18:
(Collateralized by U.S. Treasury Obligations valued at $42,144,109, 1.50% - 3.00%, 6/15/20 - 5/15/47)	41,022	41,000
(Collateralized by U.S. Treasury Obligations valued at $39,751,366, 1.25%, 11/30/18)	39,021	39,000
2.2%, dated 9/26/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $56,869,992, 1.38%, 2/28/19)	55,902	55,800
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $197,428,083, 2.00% - 2.25%, 3/31/20 - 7/31/22)	192,036	192,000
Natixis SA at 2.13%, dated 9/24/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $928,714,058, 0.00% - 8.75%, 11/23/18 - 5/15/47)	910,377	910,000
Nomura Securities International, Inc. at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $115,281,643, 0.00% - 6.00%, 4/25/19 - 11/15/40)	113,021	113,000
Norinchukin Bank at:
2.05%, dated:
7/2/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $68,686,483, 1.50%, 8/15/26)	67,351	67,000
7/6/18 due 10/9/18 (Collateralized by U.S. Treasury Obligations valued at $135,284,510, 1.50%, 8/15/26)	132,714	132,000
2.06%, dated:
7/11/18 due 10/11/18 (Collateralized by U.S. Treasury Obligations valued at $67,627,153, 2.63%, 11/15/20)	66,347	66,000
7/12/18 due 10/12/18 (Collateralized by U.S. Treasury Obligations valued at $67,622,129, 2.63%, 11/15/20)	66,347	66,000
2.08%, dated:
7/17/18 due 10/17/18 (Collateralized by U.S. Treasury Obligations valued at $143,404,767, 2.00%, 11/15/26)	140,744	140,000
7/19/18 due 10/19/18 (Collateralized by U.S. Treasury Obligations valued at $113,688,896, 1.50%, 8/15/26)	111,590	111,000
2.09%, dated 7/23/18 due 10/23/18 (Collateralized by U.S. Treasury Obligations valued at $142,332,425, 2.00%, 11/15/26)	139,742	139,000
2.19%, dated 8/28/18 due 11/28/18 (Collateralized by U.S. Treasury Obligations valued at $215,627,038, 3.63%, 2/15/20)	212,181	211,000
2.2%, dated 9/11/18 due 11/14/18 (Collateralized by U.S. Treasury Obligations valued at $70,457,421, 1.50%, 8/15/26)	69,270	69,000
2.23%, dated 9/21/18 due 11/19/18 (Collateralized by U.S. Treasury Obligations valued at $138,784,566, 1.50% - 2.00%, 8/15/26 - 11/15/26)	136,497	136,000
Prudential Insurance Co. of America at 2.28%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $578,466,812, 1.00% - 8.75%, 7/31/19 - 2/15/31)	567,516	567,409
RBC Dominion Securities at:
2.02%, dated 7/20/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $138,266,224, 1.25% - 4.50%, 9/30/19 - 2/15/48)	135,682	135,000
2.04%, dated 9/5/18 due 10/5/18:
(Collateralized by U.S. Treasury Obligations valued at $141,511,492, 1.24% - 7.13%, 10/31/18 - 2/15/48)	138,266	138,000
(Collateralized by U.S. Treasury Obligations valued at $140,968,225, 1.25% - 4.50%, 5/31/19 - 2/15/48)	138,274	138,000
2.05%, dated 9/21/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $167,375,895, 0.00% - 4.50%, 11/8/18 - 11/15/40)	164,093	164,000
2.08%, dated 9/12/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $170,528,527, 1.75% - 4.50%, 9/30/19 - 11/15/40)	167,289	167,000
2.09%, dated 9/13/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $241,023,394, 1.25% - 7.13%, 9/30/19 - 2/15/48)	236,338	235,900
RBC Financial Group at 2.14%, dated 9/11/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $282,875,935, 2.25% - 2.75%, 6/15/21 - 10/31/24)	277,972	277,000
Sumitomo Mitsui Trust Bank Ltd. at 2.28%, dated 9/26/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $55,205,324, 1.75% - 2.75%, 5/15/23 - 2/15/24)	54,048	54,000
TD Securities (U.S.A.) at 2.24%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $551,738,354, 0.00% - 7.50%, 10/4/18 - 2/15/48)	540,101	540,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $25,834,609)		25,834,609
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $109,632,806)		109,632,806
NET OTHER ASSETS (LIABILITIES) - 0.5%		520,448
NET ASSETS - 100%		$110,153,254

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$973,897,000 due 10/01/18 at 2.13%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$4,628
Sumitomo Mitsu Bk Corp Ny (DI)	794,422
Wells Fargo Securities LLC	174,847
$973,897
$9,983,150,000 due 10/01/18 at 2.26%
BNP Paribas, S.A.	740,882
Bank of America NA	1,577,946
Citibank NA	211,409
HSBC Securities (USA), Inc.	204,743
J.P. Morgan Securities, Inc.	1,782,689
Merrill Lynch, Pierce, Fenner & Smith, Inc.	161,889
RBC Dominion Securities, Inc.	437,384
Sumitomo Mitsu Bk Corp Ny (DI)	470,432
Wells Fargo Securities LLC	4,395,776
$9,983,150

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $46,909,723) — See accompanying schedule: Unaffiliated issuers (cost $109,632,806)		$109,632,806
Receivable for investments sold		794,306
Receivable for fund shares sold		243,249
Interest receivable		97,542
Prepaid expenses		231
Receivable from investment adviser for expense reductions		3,488
Other receivables		832
Total assets		110,772,454
Liabilities
Payable to custodian bank	$3
Payable for investments purchased	461,962
Payable for fund shares redeemed	65,602
Distributions payable	72,387
Accrued management fee	12,889
Distribution and service plan fees payable	782
Other affiliated payables	3,940
Other payables and accrued expenses	1,635
Total liabilities		619,200
Net Assets		$110,153,254
Net Assets consist of:
Paid in capital		$110,154,466
Distributions in excess of net investment income		(768)
Accumulated undistributed net realized gain (loss) on investments		(444)
Net Assets		$110,153,254
Class I:
Net Asset Value, offering price and redemption price per share ($32,512,308 ÷ 32,501,477 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($855,136 ÷ 854,684 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($3,288,186 ÷ 3,286,567 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($310,713 ÷ 310,674 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($73,186,911 ÷ 73,189,155 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2018 (Unaudited)
Investment Income
Interest		$1,024,008
Expenses
Management fee	$74,895
Transfer agent fees	21,629
Distribution and service plan fees	4,741
Accounting fees and expenses	1,496
Custodian fees and expenses	382
Independent trustees' fees and expenses	285
Registration fees	706
Audit	26
Legal	36
Miscellaneous	268
Total expenses before reductions	104,464
Expense reductions	(16,839)
Total expenses after reductions		87,625
Net investment income (loss)		936,383
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		47
Total net realized gain (loss)		47
Net increase in net assets resulting from operations		$936,430

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$936,383	$950,321
Net realized gain (loss)	47	(259)
Net increase in net assets resulting from operations	936,430	950,062
Distributions to shareholders from net investment income	(936,565)	(952,412)
Share transactions - net increase (decrease)	9,085,151	6,674,300
Total increase (decrease) in net assets	9,085,016	6,671,950
Net Assets
Beginning of period	101,068,238	94,396,288
End of period	$110,153,254	$101,068,238
Other Information
Distributions in excess of net investment income end of period	$(768)	$(586)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Government Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.009	.003	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.009	.009	.003	.001	–A	–A
Distributions from net investment income	(.009)	(.009)	(.003)	(.001)	–A	–A
Total distributions	(.009)	(.009)	(.003)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.87%	.95%	.31%	.06%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.20%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.16%	.11%	.11%
Expenses net of all reductions	.18%E	.18%	.18%	.16%	.11%	.11%
Net investment income (loss)	1.73%E	.95%	.33%	.08%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$32,512	$31,829	$31,498	$22,047	$19,333	$22,569

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.008	.002	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.008	.008	.002	–A	–A	–A
Distributions from net investment income	(.008)	(.008)	(.002)	–A	–A	–A
Total distributions	(.008)	(.008)	(.002)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.79%	.80%	.16%	.02%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.35%E	.35%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.33%	.33%	.20%	.11%	.11%
Expenses net of all reductions	.33%E	.33%	.33%	.20%	.11%	.11%
Net investment income (loss)	1.58%E	.80%	.18%	.04%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$855	$744	$909	$485	$539	$356

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.007	.007	.001	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.007	.007	.001	–A	–A	–A
Distributions from net investment income	(.007)	(.007)	(.001)	–A	–A	–A
Total distributions	(.007)	(.007)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.74%	.70%	.07%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.45%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.43%	.43%	.21%	.11%	.11%
Expenses net of all reductions	.43%E	.43%	.43%	.21%	.11%	.11%
Net investment income (loss)	1.48%E	.70%	.09%	.03%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,288	$3,351	$3,038	$1,957	$2,120	$2,266

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.008	.009	.003	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.008	.009	.003	–A	–A	–A
Distributions from net investment income	(.008)	(.009)	(.003)	–A	–A	–A
Total distributions	(.008)	(.009)	(.003)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.84%	.90%	.26%	.05%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.23%	.17%	.11%	.11%
Expenses net of all reductions	.23%E	.23%	.23%	.17%	.11%	.11%
Net investment income (loss)	1.68%E	.90%	.28%	.07%	- %F	.01%
Supplemental Data
Net assets, end of period (in millions)	$311	$450	$641	$286	$686	$378

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.010	.004	.001	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	.009	.010	.004	.001	–B
Distributions from net investment income	(.009)	(.010)	(.004)	(.001)	–B
Total distributions	(.009)	(.010)	(.004)	(.001)	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.89%	.99%	.35%	.08%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.18%	.18%	.18%F
Expenses net of fee waivers, if any	.14%F	.14%	.14%	.14%	.11%F
Expenses net of all reductions	.14%F	.14%	.14%	.14%	.11%F
Net investment income (loss)	1.77%F	.99%	.37%	.10%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$73,187	$64,695	$58,310	$19,281	$1,508

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2018

Days	% of fund's investments 9/30/18
1 - 7	44.3
8 - 30	33.2
31 - 60	18.1
61 - 90	2.2
91 - 180	2.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Certificates of Deposit	38.0%
Commercial Paper	35.9%
U.S. Treasury Debt	0.3%
Non-Negotiable Time Deposit	7.9%
Other Instruments	1.3%
Repurchase Agreements	16.7%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/18
Class I	2.12%
Class II	1.97%
Class III	1.87%
Select Class	2.07%
Institutional Class	2.16%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2018, the most recent period shown in the table, would have been 2.15% for Institutional Class.

Money Market Portfolio

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 38.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.2%
Citibank NA
10/24/18	2.26%	$90,000	$90,000
London Branch, Eurodollar, Foreign Banks - 7.5%
CIC London Branch
11/1/18 to 11/6/18	2.33 to 2.34	1,219,000	1,216,422
Credit Agricole SA London Branch
11/1/18	2.30	179,000	179,000
ING Bank NV
11/16/18 to 11/23/18	2.31	827,000	827,000
Mitsubishi UFJ Trust & Banking Corp.
11/26/18 to 11/29/18	2.32	199,000	199,000
Mizuho Bank Ltd. London Branch
10/15/18 to 12/17/18	2.34 to 2.40	297,000	296,126
Sumitomo Mitsui Trust Bank Ltd. London Branch
11/7/18 to 12/3/18	2.32 to 2.35	299,000	298,278
			3,015,826
New York Branch, Yankee Dollar, Foreign Banks - 30.3%
Bank of Montreal
11/27/18 to 2/7/19	2.30 to 2.46	481,000	481,000
Bank of Montreal Chicago CD Program
1/7/19 to 3/11/19	2.28 to 2.39 (b)(c)	1,281,000	1,281,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
10/4/18	2.20	451,000	451,000
Bayerische Landesbank
10/5/18	2.26	176,300	176,300
Credit Agricole CIB
10/24/18	2.26	362,000	362,000
KBC Bank NV
11/16/18	2.25	400,000	400,000
Landesbank Baden-Wuerttemberg New York Branch
10/1/18 to 10/5/18	2.17 to 2.28	2,008,000	2,007,998
Mitsubishi UFJ Trust & Banking Corp.
10/16/18 to 1/29/19	2.28 to 2.41 (b)	506,000	506,000
Mizuho Corporate Bank Ltd.
10/30/18 to 1/11/19	2.28(b)	1,349,000	1,349,000
Natexis Banques Populaires New York Branch
11/1/18	2.34	389,200	389,200
Royal Bank of Canada
10/18/18 to 3/20/19	2.30 to 2.46(b)(c)	1,048,000	1,048,000
Sumitomo Mitsui Banking Corp.
10/5/18 to 1/29/19	2.35 to 2.40 (b)(c)	1,702,000	1,702,000
Sumitomo Mitsui Trust Bank Ltd.
10/9/18 to 1/28/19	2.29 to 2.40 (b)(c)	1,323,000	1,323,000
Svenska Handelsbanken AB
1/4/19	2.31 (b)(c)	335,000	335,000
Toronto-Dominion Bank
1/18/19 to 2/7/19	2.41 to 2.45 (b)	408,000	408,000
			12,219,498
TOTAL CERTIFICATE OF DEPOSIT
(Cost $15,325,324)			15,325,324

Financial Company Commercial Paper - 30.8%
Bank of Nova Scotia
1/14/19 to 3/25/19	2.37 to 2.46 (b)(c)	717,000	717,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/5/18 to 1/10/19	2.25 to 2.52 (d)	394,500	393,098
Bayerische Landesbank
10/1/18 to 10/5/18	2.18 to 2.29	1,711,200	1,710,974
BNP Paribas New York Branch
11/8/18	2.25	211,000	210,501
BPCE SA
10/1/18 to 12/6/18	2.27 to 2.37	1,058,000	1,055,633
Canadian Imperial Bank of Commerce
11/5/18 to 3/18/19	2.31 to 2.51 (b)(c)	1,926,000	1,926,000
Federation des caisses Desjardin
12/3/18	2.38	50,650	50,441
J.P. Morgan Securities, LLC
10/1/18 to 3/25/19	2.30 to 2.54 (b)	1,693,000	1,691,836
Lam Research Corp.
10/10/18	2.30	63,000	62,964
Landesbank Hessen-Thuringen
11/8/18	2.26	172,000	171,592
Mitsubishi UFJ Trust & Banking Corp.
10/26/18 to 11/9/18	2.28 to 2.31	225,000	224,573
Royal Bank of Canada
4/1/19	2.39 (b)(c)	400,000	400,000
Sumitomo Mitsui Trust Bank Ltd.
10/17/18 to 11/26/18	2.29 to 2.32	298,000	297,578
Swedbank AB
11/6/18 to 11/8/18	2.27 to 2.28	345,000	344,194
The Toronto-Dominion Bank
10/3/18 to 3/21/19	2.17 to 2.47 (b)	1,597,250	1,594,924
Toyota Motor Credit Corp.
10/17/18 to 1/8/19	2.34 to 2.58 (b)(c)	504,000	504,000
UBS AG London Branch
10/3/18 to 3/25/19	2.34 to 2.59 (b)(c)	1,049,000	1,049,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $12,404,308)			12,404,308

Asset Backed Commercial Paper - 0.2%
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
11/7/18
(Cost $79,813)	2.28	80,000	79,813

Non-Financial Company Commercial Paper - 4.9%
American Electric Power Co., Inc.
10/3/18 to 10/24/18	2.28 to 2.45	237,100	236,888
Bell Canada
10/10/18 to 11/26/18	2.33 to 2.45	152,880	152,531
Comcast Corp.
10/22/18 to 11/1/18	2.45 to 2.51	301,495	300,931
Dominion Resources, Inc.
10/3/18 to 11/5/18	2.30 to 2.51	228,000	227,653
Duke Energy Corp.
10/1/18 to 10/4/18	2.25 to 2.35	304,000	303,976
ERP Operating LP
10/1/18 to 10/5/18	2.30 to 2.40	76,000	75,993
Eversource Energy
10/2/18	2.28	28,000	27,998
NBCUniversal Enterprise, Inc.
10/4/18	2.25 (d)	73,000	72,986
Rogers Communications, Inc.
10/10/18	2.28	19,091	19,080
10/12/18	2.29	58,000	57,960
10/18/18	2.31	46,000	45,950
Sempra Global
10/16/18	2.46	19,750	19,730
10/18/18	2.34	23,000	22,975
10/2/18	2.42	10,000	9,999
10/22/18	2.36	11,000	10,985
10/24/18	2.37	23,000	22,965
10/29/18	2.39	11,000	10,980
10/30/18	2.39	23,000	22,956
11/13/18	2.40	13,250	13,212
11/14/18	2.43	13,000	12,962
11/15/18	2.43	13,000	12,961
11/5/18	2.42	20,000	19,953
11/7/18	2.40	12,000	11,971
11/8/18	2.41	23,000	22,942
Tyson Foods, Inc.
10/2/18 to 10/22/18	2.25 to 2.34	169,360	169,234
Virginia Electric & Power Co.
10/3/18 to 11/1/18	2.28 to 2.39	94,000	93,875
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,999,646)			1,999,646

U.S. Treasury Debt - 0.3%
U.S. Treasury Obligations - 0.3%
U.S. Treasury Notes
10/31/18
(Cost $109,000)	2.36 (b)(c)	109,000	109,000

Other Instrument - 1.3%
Master Notes - 1.3%
Toyota Motor Credit Corp.
10/5/18
(Cost $519,000)	2.52 (b)(c)	519,000	519,000

Non-Negotiable Time Deposit - 7.9%
Time Deposits - 7.9%
BNP Paribas
10/2/18 to 10/4/18	2.12 to 2.20	1,284,000	1,284,000
Citizens Bank NA (BD)
10/5/18	2.22	258,000	258,000
Credit Agricole CIB
10/1/18 to 10/5/18	2.16 to 2.28	1,408,150	1,408,150
Societe Generale
10/4/18	2.20	250,000	250,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $3,200,150)			3,200,150

U.S. Government Agency Repurchase Agreement - 2.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.13% dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations) #	$303	$303
2.27% dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations) #	712	712
With:
Citibank NA at:
2.19%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $22,668,357, 0.13%, 4/15/20)	22,009	22,000
2.2%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $135,709,772, 0.75% - 2.50%, 1/23/19 - 2/15/48)	133,057	133,000
HSBC Securities, Inc. at 2.2%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Government Obligations valued at $225,488,879, 3.00% - 6.50%, 10/1/27 - 9/1/48)	221,095	221,000
ING Financial Markets LLC at 2.15%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $27,549,869, 3.00% - 4.00%, 9/1/29 - 6/1/48)	27,011	27,000
Nomura Securities International, Inc. at 2.27%, dated:
9/27/18 due 10/4/18 (Collateralized by U.S. Government Obligations valued at $447,688,889, 2.50% - 5.00%, 1/1/31 - 9/1/48)	438,994	438,800
9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $35,706,827, 1.63% - 2.75%, 8/15/22 - 8/31/23)	35,007	35,000
RBC Financial Group at 2.2%, dated 9/27/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $69,473,520, 2.22% - 6.96%, 4/1/26 - 9/1/48)	68,033	68,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $945,815)		945,815

U.S. Treasury Repurchase Agreement - 6.3%
With:
Commerz Markets LLC at 2.25%, dated:
9/27/18 due 10/4/18 (Collateralized by U.S. Treasury Obligations valued at $119,369,923, 2.13% - 2.38%, 8/15/21 - 8/15/24)	117,051	117,000
9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $699,971,527, 1.25% - 3.13%, 7/31/20 - 5/15/48)	686,129	686,000
Deutsche Bank Securities, Inc. at 2.25%, dated 9/27/18 due 10/4/18 (Collateralized by U.S. Treasury Obligations valued at $255,205,174, 1.50% - 7.50%, 5/31/19 - 5/15/41)	249,109	249,000
HSBC Securities, Inc. at 2.18%, dated:
9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $123,464,908, 0.00% - 2.63%, 11/8/18 - 6/15/21)	121,051	121,000
9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $61,218,611, 0.00% - 3.00%, 11/8/18 - 11/15/44)	60,025	60,000
ING Financial Markets LLC at:
2.18%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $24,487,479, 2.13%, 3/31/24)	24,010	24,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $33,717,745, 1.50%, 2/28/19)	33,006	33,000
MUFG Securities (Canada), Ltd. at 2.16%, dated 9/24/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $41,837,638, 2.00% - 2.75%, 4/30/23 - 2/15/27)	41,017	41,000
Natixis SA at 2.13%, dated 9/24/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $333,073,283, 0.00% - 8.50%, 11/23/18 - 5/15/45)	326,135	326,000
Nomura Securities International, Inc. at 2.22%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $602,386,726, 0.00% - 6.75%, 10/11/18 - 5/15/46)	587,253	587,000
SMBC Nikko Securities America, Inc. at 2.26%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $285,541,807, 2.75%, 8/31/23 - 2/15/28)	280,053	280,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,524,000)		2,524,000

Other Repurchase Agreement - 8.1%
Other Repurchase Agreement - 8.1%
With:
BNP Paribas at 2.3%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $217,331,451, 0.25% - 6.75%, 11/3/18 - 5/15/77)	207,040	207,000
Citigroup Global Markets, Inc. at:
2.63%, dated 8/13/18 due 10/12/18 (Collateralized by Equity Securities valued at $149,573,545)	138,605	138,000
2.75%, dated 8/30/18 due 11/28/18 (Collateralized by Municipal Bond Obligations valued at $95,229,992, 5.00% - 6.50%, 8/1/25 - 8/1/57)	90,619	90,000
2.8%, dated 8/20/18 due 11/16/18 (Collateralized by Corporate Obligations valued at $24,922,220, 2.49% - 9.75%, 10/23/18 - 4/17/47)	23,157	23,000
HSBC Securities, Inc. at 2.37%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $48,295,597, 0.00% - 5.15%, 7/26/19 - 9/15/48)	46,009	46,000
ING Financial Markets LLC at 2.37%, dated 9/28/18 due 10/1/18:
(Collateralized by Equity Securities valued at $24,844,914)	23,005	23,000
(Collateralized by Equity Securities valued at $10,802,135)	10,002	10,000
J.P. Morgan Securities, LLC at 2.3%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $240,081,996, 1.20% - 6.00%, 12/3/18 - 7/25/48)	233,104	233,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.3%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $233,669,539, 2.50% - 4.50%, 2/1/33 - 8/1/48)	229,102	229,000
2.42%, dated 9/25/18 due 10/5/18 (Collateralized by Equity Securities valued at $49,700,080)	46,043	46,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.34%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $149,069,825, 0.00% - 6.50%, 10/1/18 - 5/1/32)	138,027	138,000
Mizuho Securities U.S.A., Inc. at:
2.25%, dated 9/18/18 due 10/2/18 (Collateralized by Equity Securities valued at $74,580,550)	69,060	69,000
2.32%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $72,464,008, 2.76% - 6.38%, 8/9/19 - 4/24/35)	69,013	69,000
2.42%, dated:
9/21/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $23,475,861, 1.63%, 3/31/19)	23,022	23,000
9/27/18 due 10/5/18 (Collateralized by Equity Securities valued at $49,693,384)	46,043	46,000
RBC Capital Markets Co. at 2.67%, dated 9/14/18 due 11/13/18 (Collateralized by Municipal Bond Obligations valued at $168,403,310, 5.00%, 7/1/27 - 10/1/46)	160,712	160,000
RBS Securities, Inc. at 2.34%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $443,186,405, 1.35% - 6.88%, 1/9/19 - 12/15/48)	422,082	422,000
Societe Generale at:
2.3%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $258,349,508, 0.00% - 8.05%, 11/23/18 - 10/31/46)	246,047	246,000
2.4%, dated 8/31/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $146,665,634, 0.00% - 11.25%, 10/11/18 - 10/19/75)	136,281	136,000
2.45%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $293,072,078, 0.00% - 11.00%, 10/15/18 - 2/15/98)	276,056	276,000
2.65%, dated 10/1/18 due 10/31/18(e)	138,305	138,000
Wells Fargo Securities, LLC at:
2.3%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $481,533,467, 0.88% - 7.30%, 10/3/18 - 2/12/48)	460,088	460,000
2.37%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $49,689,812, 0.50% - 8.00%, 8/15/19 - 8/15/28)	46,009	46,000
TOTAL OTHER REPURCHASE AGREEMENT
Cost $(3,274,000)		3,274,000
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $40,381,056)		40,381,056
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(56,781)
NET ASSETS - 100%		$40,324,275

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $466,084,000 or 1.2% of net assets.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$303,000 due 10/01/18 at 2.13%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1
Sumitomo Mitsu Bk Corp Ny (DI)	248
Wells Fargo Securities LLC	54
$303
$712,000 due 10/01/18 at 2.27%
BNP Paribas, S.A.	60
BNY Mellon Capital Markets LLC	24
Bank of America NA	73
Canadian Imperial Bk Commerce	8
Citibank NA	30
Credit Agricole CIB New York Branch	15
HSBC Securities (USA), Inc.	15
ING Financial Markets LLC	11
J.P. Morgan Securities, Inc.	67
Merrill Lynch, Pierce, Fenner & Smith, Inc.	27
Mizuho Securities USA, Inc.	47
RBC Dominion Securities, Inc.	7
Sumitomo Mitsu Bk Corp Ny (DI)	244
Wells Fargo Securities LLC	84
$712

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $6,743,815) — See accompanying schedule: Unaffiliated issuers (cost $40,381,056)		$40,381,056
Receivable for investments sold		143
Receivable for fund shares sold		196,400
Interest receivable		38,183
Prepaid expenses		70
Receivable from investment adviser for expense reductions		1,162
Other receivables		971
Total assets		40,617,985
Liabilities
Payable for investments purchased	$138,000
Payable for fund shares redeemed	142,166
Distributions payable	6,186
Accrued management fee	4,591
Distribution and service plan fees payable	83
Other affiliated payables	1,536
Other payables and accrued expenses	1,148
Total liabilities		293,710
Net Assets		$40,324,275
Net Assets consist of:
Paid in capital		$40,323,967
Distributions in excess of net investment income		(4)
Accumulated undistributed net realized gain (loss) on investments		312
Net Assets		$40,324,275
Class I:
Net Asset Value, offering price and redemption price per share ($16,258,161 ÷ 16,249,852 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($266,131 ÷ 266,032 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($268,787 ÷ 268,803 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($12,752 ÷ 12,747 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($23,518,444 ÷ 23,506,263 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2018 (Unaudited)
Investment Income
Interest (including $63 from affiliated interfund lending)		$374,742
Expenses
Management fee	$23,664
Transfer agent fees	7,237
Distribution and service plan fees	370
Accounting fees and expenses	800
Custodian fees and expenses	152
Independent trustees' fees and expenses	83
Registration fees	443
Audit	25
Legal	10
Interest	7
Miscellaneous	63
Total expenses before reductions	32,854
Expense reductions	(5,766)
Total expenses after reductions		27,088
Net investment income (loss)		347,654
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		312
Total net realized gain (loss)		312
Net increase in net assets resulting from operations		$347,966

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$347,654	$296,852
Net realized gain (loss)	312	3
Net increase in net assets resulting from operations	347,966	296,855
Distributions to shareholders from net investment income	(347,658)	(296,842)
Share transactions - net increase (decrease)	11,649,211	10,882,624
Total increase (decrease) in net assets	11,649,519	10,882,637
Net Assets
Beginning of period	28,674,756	17,792,119
End of period	$40,324,275	$28,674,756
Other Information
Distributions in excess of net investment income end of period	$(4)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.013	.006	.002	.001	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.010	.013	.006	.002	.001	.001
Distributions from net investment income	(.010)	(.013)	(.006)	(.002)	(.001)	(.001)
Total distributions	(.010)	(.013)	(.006)	(.002)	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.02%	1.29%	.63%	.18%	.06%	.06%
Ratios to Average Net AssetsD
Expenses before reductions	.21%E	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%E	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%E	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	2.03%E	1.31%	.56%	.17%	.05%	.06%
Supplemental Data
Net assets, end of period (in millions)	$16,258	$12,545	$7,631	$19,911	$21,651	$22,712

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.011	.005	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.009	.011	.005	.001	–A	–A
Distributions from net investment income	(.009)	(.011)	(.005)	(.001)	–A	–A
Total distributions	(.009)	(.011)	(.005)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.94%	1.14%	.48%	.06%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.36%E	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%E	.33%	.33%	.30%	.22%	.23%
Expenses net of all reductions	.33%E	.33%	.33%	.30%	.22%	.23%
Net investment income (loss)	1.88%E	1.16%	.41%	.06%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$266	$68	$14	$76	$95	$150

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.009	.010	.004	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.009	.010	.004	–A	–A	–A
Distributions from net investment income	(.009)	(.010)	(.004)	–A	–A	–A
Total distributions	(.009)	(.010)	(.004)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.89%	1.04%	.38%	.03%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.46%E	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%E	.43%	.43%	.32%	.23%	.23%
Expenses net of all reductions	.43%E	.43%	.43%	.32%	.23%	.23%
Net investment income (loss)	1.78%E	1.06%	.31%	.03%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$269	$132	$91	$1,129	$1,454	$1,834

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.012	.006	.001	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.010	.012	.006	.001	–A	–A
Distributions from net investment income	(.010)	(.012)	(.006)	(.001)	–A	–A
Total distributions	(.010)	(.012)	(.006)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.99%	1.24%	.58%	.13%	.02%	.02%
Ratios to Average Net AssetsD
Expenses before reductions	.26%E	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%E	.23%	.23%	.23%	.22%	.22%
Expenses net of all reductions	.23%E	.23%	.23%	.23%	.22%	.22%
Net investment income (loss)	1.98%E	1.26%	.51%	.12%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$13	$16	$12	$224	$407	$331

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.013	.007	.002	.001	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.010	.013	.007	.002	.001	.001
Distributions from net investment income	(.010)	(.013)	(.007)	(.002)	(.001)	(.001)
Total distributions	(.010)	(.013)	(.007)	(.002)	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	1.04%	1.33%	.67%	.22%	.10%	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.18%E	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%E	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%E	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	2.07%E	1.35%	.60%	.21%	.09%	.10%
Supplemental Data
Net assets, end of period (in millions)	$23,518	$15,913	$10,043	$21,863	$36,919	$40,143

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2018

Days	% of fund's investments 9/30/18
1 - 7	57.4
8 - 30	25.7
31 - 60	14.9
61 - 90	0.2
91 - 180	1.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Certificates of Deposit	25.1%
Commercial Paper	23.4%
Variable Rate Demand Notes (VRDNs)	0.2%
U.S. Treasury Debt	0.9%
Non-Negotiable Time Deposit	21.4%
Other Instruments	1.4%
Repurchase Agreements	27.9%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/18
Class I	2.07%
Class II	1.92%
Class III	1.82%
Class IV	1.56%
Select Class	2.02%
Institutional Class	2.11%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2018, the most recent period shown in the table, would have been 2.06% for Class I, 1.92% for Class II, 1.81% for Class III, 1.57% for Class IV, 2.01% for Select Class and 2.09% for Institutional Class.

Prime Money Market Portfolio

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 25.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 10.1%
Bank of Montreal Ldn Brh
10/12/18	2.20%	$193,000	$192,999
CIC London Branch
11/1/18 to 11/6/18	2.33 to 2.34	309,000	308,326
Credit Agricole SA London Branch
11/1/18	2.30	55,000	55,007
ING Bank NV
11/16/18	2.31	119,000	119,010
Mitsubishi UFJ Trust & Banking Corp.
11/29/18	2.32	26,000	26,003
Mizuho Bank Ltd. London Branch
10/15/18 to 12/17/18	2.34 to 2.40	246,000	245,283
Sumitomo Mitsui Trust Bank Ltd. London Branch
11/7/18 to 11/27/18	2.32 to 2.33	168,000	167,649
			1,114,277
New York Branch, Yankee Dollar, Foreign Banks - 15.0%
Bank of Montreal Chicago CD Program
2/11/19 to 3/11/19	2.28 to 2.39 (b)(c)	260,000	260,062
Bank of Tokyo-Mitsubishi UFJ Ltd.
10/4/18	2.20	125,000	125,000
KBC Bank NV
11/16/18	2.25	65,000	65,000
Mitsubishi UFJ Trust & Banking Corp.
11/5/18 to 1/29/19	2.28 to 2.36 (b)	92,000	92,006
Mizuho Corporate Bank Ltd.
11/5/18 to 1/11/19	2.28(b)	150,000	150,019
Natexis Banques Populaires New York Branch
11/1/18	2.34	48,000	48,007
Royal Bank of Canada
10/18/18 to 3/20/19	2.30 to 2.46 (b)(c)	331,500	331,551
Sumitomo Mitsui Banking Corp.
10/5/18 to 11/13/18	2.35(b)(c)	155,000	155,020
Sumitomo Mitsui Trust Bank Ltd.
10/19/18 to 1/14/19	2.29 to 2.37 (b)(c)	159,000	159,005
Svenska Handelsbanken AB
1/4/19	2.31 (b)(c)	105,000	105,051
Toronto-Dominion Bank
1/18/19 to 2/7/19	2.41 to 2.45 (b)	172,000	171,994
			1,662,715
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,776,794)			2,776,992

Financial Company Commercial Paper - 21.9%
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/5/18 to 1/9/19	2.35 to 2.52 (d)	75,000	74,732
BPCE SA
10/1/18 to 11/8/18	2.27 to 2.37	150,000	149,741
Canadian Imperial Bank of Commerce
11/5/18 to 3/18/19	2.31 to 2.44 (b)(c)	513,000	513,103
J.P. Morgan Securities, LLC
10/1/18 to 3/11/19	2.30 to 2.54 (b)(c)	482,000	482,195
Landesbank Hessen-Thuringen
11/8/18	2.26	50,000	49,874
Mitsubishi UFJ Trust & Banking Corp.
10/26/18 to 11/9/18	2.28 to 2.31	67,000	66,866
Sumitomo Mitsui Trust Bank Ltd.
10/17/18	2.32	46,000	45,947
Swedbank AB
11/6/18	2.27	103,000	102,758
The Toronto-Dominion Bank
10/11/18 to 3/21/19	2.33 to 2.47 (b)	405,000	404,056
Toyota Motor Credit Corp.
10/17/18 to 1/8/19	2.34 to 2.58 (b)(c)	182,000	182,057
UBS AG London Branch
10/3/18 to 3/25/19	2.34 to 2.59 (b)(c)	354,000	354,041
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,425,045)			2,425,370

Asset Backed Commercial Paper - 1.5%
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
11/13/18	2.26	73,000	72,791
11/14/18	2.26	91,600	91,332
(Cost $164,152)			164,123

U.S. Treasury Debt - 0.9%
U.S. Treasury Obligations - 0.9%
U.S. Treasury Notes
10/31/18
(Cost $95,000)	2.36 (b)(c)	95,000	95,019

Other Instrument - 1.4%
Master Notes - 1.4%
Toyota Motor Credit Corp.
10/5/18
(Cost $157,000)	2.52 (b)(c)	157,000	157,000

Variable Rate Demand Note - 0.2%
Florida - 0.2%
Florida Timber Fin. III LLC Taxable 10/5/18, LOC Wells Fargo Bank NA, VRDN
10/5/18
(Cost $25,155)	2.24 (b)	25,155	25,155

Non-Negotiable Time Deposit - 21.4%
Time Deposits - 21.4%
Barclays Bank PLC
10/1/18	2.25	468,000	468,000
BNP Paribas
10/2/18 to 10/5/18	2.12 to 2.20	452,000	451,997
Credit Agricole CIB
10/1/18 to 10/5/18	2.16 to 2.28	487,000	486,998
Nordea Bank AB
10/1/18	2.16	123,000	123,000
Skandinaviska Enskilda Banken AB
10/1/18	2.16	542,000	542,000
Sumitomo Mitsui Banking Corp. (TD)
10/1/18	2.20	300,000	300,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $2,372,000)			2,371,995

U.S. Government Agency Repurchase Agreement - 6.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.13% dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations) #	$551	$551
2.26% dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations) #	500,241	500,147
With:
Barclays Bank PLC at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations valued at $18,363,443, 3.50% - 4.00%, 2/1/47 - 9/1/48)	18,003	18,000
BMO Capital Markets Corp. at 2.26%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations valued at $11,222,113, 2.46% - 8.00%, 3/1/23 - 6/15/59)	11,002	11,000
Citibank NA at:
2.19%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $6,182,333, 0.63% - 2.50%, 1/15/26 - 2/15/45)	6,003	6,000
2.2%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $36,733,511, 0.75% - 3.50%, 1/23/19 - 2/15/45)	36,015	36,000
Deutsche Bank Securities, Inc. at 2.26%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations valued at $19,573,686, 3.25%, 3/15/50)	19,004	19,000
HSBC Securities, Inc. at 2.2%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Government Obligations valued at $62,239,012, 3.44% - 5.50%, 5/1/25 - 9/1/48)	61,026	61,000
ING Financial Markets LLC at:
2.15%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $7,142,559, 4.50%, 8/1/48)	7,003	7,000
2.22%, dated 9/28/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $10,201,887, 4.50%, 8/1/48 - 9/1/48)	10,004	10,000
Nomura Securities International, Inc. at 2.27%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations valued at $41,827,911, 4.00%, 9/1/48)	41,008	41,000
RBC Financial Group at 2.2%, dated 9/27/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $19,406,681, 3.50% - 4.50%, 7/15/46 - 7/1/48)	19,009	19,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $728,698)		728,698

U.S. Treasury Repurchase Agreement - 12.2%
With:
Barclays Bank PLC at 2.23%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $123,958,469, 0.00% - 6.25%, 11/8/18 - 5/15/48)	121,022	121,000
Credit AG at 2.21%, dated 9/28/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $26,524,884, 2.00%, 10/31/21)	26,011	26,000
Deutsche Bank AG at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $89,922,587, 1.25% - 8.13%, 11/15/18 - 11/15/42)	88,017	88,000
Deutsche Bank Securities, Inc. at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $8,161,532, 2.75%, 2/15/19)	8,002	8,000
Fixed Income Clearing Corp. - BNYM at:
2.2%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $682,380,001, 0.00% - 3.50%, 3/28/19 - 7/31/25)	669,123	669,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $133,620,009, 1.88%, 8/31/24)	131,025	131,000
HSBC Securities, Inc. at:
2.18%, dated:
9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $33,672,230, 2.63%, 6/15/21)	33,014	33,000
9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $17,345,251, 6.13%, 8/15/29)	17,007	17,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $12,272,375, 1.88%, 2/28/22)	12,002	12,000
ING Financial Markets LLC at:
2.18%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $7,142,190, 0.88% - 6.25%, 5/15/19 - 5/15/30)	7,003	7,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $9,277,368, 1.50%, 2/28/19)	9,002	9,000
Morgan Stanley & Co., LLC at 2.17%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $20,403,693, 1.50% - 8.00%, 11/15/21 - 8/15/47)	20,004	20,000
MUFG Securities (Canada), Ltd. at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $35,707,825, 1.38% - 3.13%, 5/15/19 - 8/31/25)	35,007	35,000
MUFG Securities EMEA PLC at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $19,601,726, 2.75%, 4/30/25)	19,004	19,000
Natixis SA at 2.13%, dated 9/24/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $93,050,455, 0.00% - 5.38%, 11/23/18 - 11/15/43)	91,038	91,000
Nomura Securities International, Inc. at 2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $11,222,171, 1.38% - 2.75%, 4/30/23 - 6/30/23)	11,002	11,000
TD Securities (U.S.A.) at 2.24%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $54,070,117, 2.25%, 11/15/27)	53,010	53,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,350,000)		1,350,000

Other Repurchase Agreement - 9.1%
Other Repurchase Agreement - 9.1%
With:
BNP Paribas at 2.3%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $58,811,839, 2.25% - 5.88%, 3/2/20 - 3/30/67)	56,011	56,000
Citigroup Global Markets, Inc. at:
2.63%, dated 8/13/18 due 10/12/18 (Collateralized by Equity Securities valued at $43,354,658)	40,175	40,000
2.75%, dated 8/30/18 due 11/28/18 (Collateralized by Municipal Bond Obligations valued at $29,471,867, 5.69%, 3/15/23)	28,193	28,000
2.8%, dated 8/20/18 due 11/16/18 (Collateralized by Corporate Obligations valued at $7,584,750, 2.72% - 5.96%, 6/25/33 - 4/17/47)	7,048	7,000
HSBC Securities, Inc. at 2.37%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $12,602,489, 2.40% - 8.75%, 11/2/20 - 9/15/48)	12,002	12,000
ING Financial Markets LLC at 2.37%, dated 9/28/18 due 10/1/18
(Collateralized by Equity Securities valued at $6,481,285)	6,001	6,000
(Collateralized by Equity Securities valued at $32,406,400)	30,006	30,000
J.P. Morgan Securities, LLC at 2.3%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $60,793,295, 3.00% - 5.00%, 11/13/18 - 7/25/48)	59,026	58,999
Merrill Lynch, Pierce, Fenner & Smith at:
2.3%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $63,264,243, 3.28% - 4.00%, 6/1/46 - 2/1/48)	62,028	62,000
2.42%, dated 9/25/18 due 10/5/18 (Collateralized by Equity Securities valued at $14,045,671)	13,012	13,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.34%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $39,967,793, 1.50%, 7/15/20 - 11/15/24)	37,007	37,000
Mizuho Securities U.S.A., Inc. at:
2.25%, dated 9/18/18 due 10/2/18 (Collateralized by Equity Securities valued at $21,617,591)	20,018	20,000
2.32%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $19,954,044, 3.30% - 7.40%, 10/1/20 - 3/15/31)	19,004	19,000
2.42%, dated:
9/21/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $7,144,879, 3.50%, 5/15/20)	7,007	7,000
9/27/18 due 10/5/18 (Collateralized by Equity Securities valued at $14,043,789)	13,012	13,000
Morgan Stanley & Co., Inc. at 2.37%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations valued at $120,620,172, 0.00% - 10.50%, 10/3/18 - 8/20/61)	118,023	118,000
RBC Capital Markets Co. at 2.67%, dated 9/14/18 due 11/13/18 (Collateralized by Municipal Bond Obligations valued at $48,597,461, 5.00%, 12/1/25 - 1/1/45)	46,205	45,998
Societe Generale at:
2.3%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $158,120,704, 0.00% - 11.00%, 10/11/18 - 8/15/76)	151,029	151,000
2.4%, dated 8/31/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $45,100,520, 2.42% - 11.25%, 12/8/18 - 6/6/47)	42,087	42,000
2.45%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $78,881,408, 0.00% - 13.00%, 11/23/18 - 7/13/47)	74,015	74,000
2.65%, dated 10/1/18 due 10/31/18(e)	37,082	37,000
Wells Fargo Securities, LLC at:
2.3%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $131,275,157, 1.63% - 4.60%, 10/25/19 - 9/12/48)	125,024	125,000
2.37%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $12,962,560, 1.25% - 1.50%, 9/15/20 - 12/15/23)	12,002	12,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,013,997)		1,013,997
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $11,107,841)		11,108,349
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(34,900)
NET ASSETS - 100%		$11,073,449

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,732,000 or 0.7% of net assets.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$551,000 due 10/01/18 at 2.13%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$3
Sumitomo Mitsu Bk Corp Ny (DI)	449
Wells Fargo Securities LLC	99
$551
$500,147,000 due 10/01/18 at 2.26%
BNP Paribas, S.A.	37,118
Bank of America NA	79,054
Citibank NA	10,591
HSBC Securities (USA), Inc.	10,257
J.P. Morgan Securities, Inc.	89,311
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,111
RBC Dominion Securities, Inc.	21,913
Sumitomo Mitsu Bk Corp Ny (DI)	23,568
Wells Fargo Securities LLC	220,224
$500,147

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,092,695) — See accompanying schedule: Unaffiliated issuers (cost $11,107,841)		$11,108,349
Cash		1
Receivable for investments sold		28
Interest receivable		8,759
Prepaid expenses		23
Receivable from investment adviser for expense reductions		396
Other receivables		476
Total assets		11,118,032
Liabilities
Payable for investments purchased	$37,000
Payable for fund shares redeemed	1
Distributions payable	5,300
Accrued management fee	1,328
Distribution and service plan fees payable	4
Other affiliated payables	383
Other payables and accrued expenses	567
Total liabilities		44,583
Net Assets		$11,073,449
Net Assets consist of:
Paid in capital		$11,072,789
Distributions in excess of net investment income		(15)
Accumulated undistributed net realized gain (loss) on investments		167
Net unrealized appreciation (depreciation) on investments		508
Net Assets		$11,073,449
Class I:
Net Asset Value, offering price and redemption price per share ($783,108.708 ÷ 782,892.547 shares)		$1.0003
Class II:
Net Asset Value, offering price and redemption price per share ($13,668.077 ÷ 13,655.062 shares)		$1.0010
Class III:
Net Asset Value, offering price and redemption price per share ($6,194.944 ÷ 6,193.830 shares)		$1.0002
Class IV:
Net Asset Value, offering price and redemption price per share ($20.335 ÷ 20.311 shares)		$1.0012
Select Class:
Net Asset Value, offering price and redemption price per share ($20,326.220 ÷ 20,323.839 shares)		$1.0001
Institutional Class:
Net Asset Value, offering price and redemption price per share ($10,250,130.799 ÷ 10,246,841.208 shares)		$1.0003

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2018 (Unaudited)
Investment Income
Interest		$118,813
Expenses
Management fee	$7,773
Transfer agent fees	1,803
Distribution and service plan fees	34
Accounting fees and expenses	432
Custodian fees and expenses	66
Independent trustees' fees and expenses	32
Registration fees	86
Audit	25
Legal	5
Interest	2
Miscellaneous	31
Total expenses before reductions	10,289
Expense reductions	(2,237)
Total expenses after reductions		8,052
Net investment income (loss)		110,761
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		167
Total net realized gain (loss)		167
Change in net unrealized appreciation (depreciation) on investment securities		982
Net increase in net assets resulting from operations		$111,910

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$110,761	$161,945
Net realized gain (loss)	167	411
Change in net unrealized appreciation (depreciation)	982	(2,778)
Net increase in net assets resulting from operations	111,910	159,578
Distributions to shareholders from net investment income	(110,776)	(161,931)
Share transactions - net increase (decrease)	(628,226)	1,427,420
Total increase (decrease) in net assets	(627,092)	1,425,067
Net Assets
Beginning of period	11,700,541	10,275,474
End of period	$11,073,449	$11,700,541
Other Information
Distributions in excess of net investment income end of period	$(15)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Prime Money Market Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0005	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0098	.0122	.0056	.002	–B	–B
Net realized and unrealized gain (loss)	–B	(.0002)	.0007	–B	–B	–B
Total from investment operations	.0098	.0120	.0063	.002	–B	–B
Distributions from net investment income	(.0098)	(.0122)	(.0056)	(.002)	–B	–B
Distributions from net realized gain	–	–	(.0002)	–	–	–
Total distributions	(.0098)	(.0122)	(.0058)	(.002)	–B	–B
Net asset value, end of period	$1.0003	$1.0003	$1.0005	$1.00	$1.00	$1.00
Total ReturnC,D	.99%	1.21%	.64%	.17%	.01%	.02%
Ratios to Average Net AssetsE
Expenses before reductions	.21%F	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%F	.18%	.18%	.18%	.19%	.19%
Expenses net of all reductions	.18%F	.18%	.18%	.18%	.19%	.19%
Net investment income (loss)	1.95%F	1.24%	.45%	.18%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$783	$714	$866	$9,638	$6,236	$7,816

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0004	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0090	.0107	.0041	.001	–B	–B
Net realized and unrealized gain (loss)	.0009	(.0002)	.0008	–B	–B	–B
Total from investment operations	.0099	.0105	.0049	.001	–B	–B
Distributions from net investment income	(.0091)	(.0107)	(.0041)	(.001)	–B	–B
Distributions from net realized gain	–	–	(.0004)	–	–	–
Total distributions	(.0091)	(.0107)	(.0045)	(.001)	–B	–B
Net asset value, end of period	$1.0010	$1.0002	$1.0004	$1.00	$1.00	$1.00
Total ReturnC,D	.92%	1.06%	.49%	.06%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.36%F	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%F	.33%	.33%	.28%	.20%	.19%
Expenses net of all reductions	.33%F	.33%	.33%	.28%	.20%	.19%
Net investment income (loss)	1.80%F	1.09%	.30%	.09%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$14	$39	$28	$245	$454	$419

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0003	$1.0004	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0085	.0097	.0031	–B	–B	–B
Net realized and unrealized gain (loss)	(.0001)	(.0001)	.0006	–B	–B	–B
Total from investment operations	.0084	.0096	.0037	–B	–B	–B
Distributions from net investment income	(.0085)	(.0097)	(.0031)	–B	–B	–B
Distributions from net realized gain	–	–	(.0002)	–	–	–
Total distributions	(.0085)	(.0097)	(.0033)	–B	–B	–B
Net asset value, end of period	$1.0002	$1.0003	$1.0004	$1.00	$1.00	$1.00
Total ReturnC,D	.86%	.97%	.37%	.04%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.46%F	.46%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%F	.43%	.43%	.31%	.20%	.19%
Expenses net of all reductions	.43%F	.43%	.43%	.31%	.20%	.19%
Net investment income (loss)	1.70%F	.99%	.20%	.06%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$6	$8	$8	$894	$1,011	$1,967

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Class IV

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0010	$1.0012	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0073	.0071	.0009	–B	–B	–B
Net realized and unrealized gain (loss)	.0002	(.0002)	.0012	–B	–B	–B
Total from investment operations	.0075	.0069	.0021	–B	–B	–B
Distributions from net investment income	(.0073)	(.0071)	(.0009)	–B	–B	–B
Total distributions	(.0073)	(.0071)	(.0009)	–B	–B	–B
Net asset value, end of period	$1.0012	$1.0010	$1.0012	$1.00	$1.00	$1.00
Total ReturnC,D	.74%	.71%	.21%	.01%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.70%F	.71%	.70%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.67%F	.68%	.58%	.33%	.20%	.18%
Expenses net of all reductions	.67%F	.68%	.58%	.33%	.20%	.18%
Net investment income (loss)	1.46%F	.74%	.05%	.03%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$–G	$–G	$–G	$184	$207	$100

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0004	$1.0006	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0096	.0117	.0051	.001	–B	–B
Net realized and unrealized gain (loss)	(.0003)	(.0002)	.0007	–B	–B	–B
Total from investment operations	.0093	.0115	.0058	.001	–B	–B
Distributions from net investment income	(.0096)	(.0117)	(.0051)	(.001)	–B	–B
Distributions from net realized gain	–	–	–B	–	–	–
Total distributions	(.0096)	(.0117)	(.0052)C	(.001)	–B	–B
Net asset value, end of period	$1.0001	$1.0004	$1.0006	$1.00	$1.00	$1.00
Total ReturnD,E	.97%	1.16%	.58%	.12%	.01%	.01%
Ratios to Average Net AssetsF
Expenses before reductions	.26%G	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%	.20%	.19%
Expenses net of all reductions	.23%G	.23%	.23%	.23%	.20%	.19%
Net investment income (loss)	1.90%G	1.19%	.40%	.13%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$20	$31	$28	$771	$1,068	$1,173

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0052 per share is comprised of distributions from net investment income of $.00514 and distributions from net realized gain of $.00002 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0004	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0100	.0126	.0060	.002	.001	.001
Net realized and unrealized gain (loss)	.0001	(.0002)	.0006	–B	–B	–B
Total from investment operations	.0101	.0124	.0066	.002	.001	.001
Distributions from net investment income	(.0100)	(.0126)	(.0060)	(.002)	(.001)	(.001)
Distributions from net realized gain	–	–	(.0002)	–	–	–
Total distributions	(.0100)	(.0126)	(.0062)	(.002)	(.001)	(.001)
Net asset value, end of period	$1.0003	$1.0002	$1.0004	$1.00	$1.00	$1.00
Total ReturnC,D	1.01%	1.25%	.66%	.21%	.07%	.06%
Ratios to Average Net AssetsE
Expenses before reductions	.18%F	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%F	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%F	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	1.99%F	1.28%	.49%	.22%	.07%	.06%
Supplemental Data
Net assets, end of period (in millions)	$10,250	$10,909	$9,346	$46,487	$32,529	$26,896

 A Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2018

Days	% of fund's investments 9/30/18
1 - 7	50.1
8 - 30	32.8
31 - 60	13.7
61 - 90	0.6
91 - 180	2.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Certificates of Deposit	33.9%
Commercial Paper	33.4%
Non-Negotiable Time Deposit	7.3%
Other Instruments	1.3%
Repurchase Agreements	24.1%

Current 7-Day Yields

9/30/18
Class I	2.09%
Class II	1.94%
Class III	1.84%
Select Class	2.04%
Institutional Class	2.13%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2018, the most recent period shown in the table, would have been 2.03% for Class I, 1.88% for Class II, 1.78% for Class III, 1.98% for Select Class and 2.06% for Institutional Class.

Prime Reserves Portfolio

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 33.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.2%
Citibank NA
10/24/18	2.26%	$13,000	$13,000
London Branch, Eurodollar, Foreign Banks - 7.8%
CIC London Branch
11/1/18 to 11/6/18	2.33 to 2.34	155,000	154,662
Credit Agricole SA London Branch
11/1/18	2.30	26,000	26,003
ING Bank NV
11/16/18	2.31	66,000	66,005
Mitsubishi UFJ Trust & Banking Corp.
11/26/18 to 11/29/18	2.32	29,000	29,004
Mizuho Bank Ltd. London Branch
10/15/18 to 12/17/18	2.34 to 2.40	134,000	133,605
Sumitomo Mitsui Trust Bank Ltd. London Branch
11/7/18 to 12/3/18	2.32 to 2.35	54,000	53,867
			463,146
New York Branch, Yankee Dollar, Foreign Banks - 25.9%
Bank of Montreal
2/7/19	2.46	27,000	26,998
Bank of Montreal Chicago CD Program
1/7/19 to 3/11/19	2.28 to 2.39 (b)(c)	188,000	188,063
Bank of Tokyo-Mitsubishi UFJ Ltd.
10/4/18	2.20	67,000	67,000
Bayerische Landesbank
10/5/18	2.26	26,000	26,000
Credit Agricole CIB
10/24/18	2.26	53,000	53,004
KBC Bank NV
11/16/18	2.25	55,000	55,000
Landesbank Baden-Wuerttemberg New York Branch
10/1/18 to 10/5/18	2.17 to 2.28	298,000	297,999
Mitsubishi UFJ Trust & Banking Corp.
11/5/18 to 1/29/19	2.28 to 2.36 (b)	47,000	47,003
Mizuho Corporate Bank Ltd.
11/5/18 to 1/11/19	2.28(b)	77,000	77,010
Natexis Banques Populaires New York Branch
11/1/18	2.34	56,000	56,008
Royal Bank of Canada
10/18/18 to 3/20/19	2.30 to 2.37 (b)(c)	142,750	142,758
Sumitomo Mitsui Banking Corp.
10/5/18 to 1/29/19	2.35 to 2.40 (b)(c)	256,000	256,002
Sumitomo Mitsui Trust Bank Ltd.
10/19/18 to 1/28/19	2.29 to 2.40 (b)(c)	116,000	115,999
Svenska Handelsbanken AB
1/4/19	2.31 (b)(c)	50,000	50,024
Toronto-Dominion Bank
1/18/19 to 2/7/19	2.41 to 2.45 (b)	87,000	86,995
			1,545,863
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,021,897)			2,022,009

Financial Company Commercial Paper - 25.8%
Bank of Nova Scotia
3/25/19	2.37 (b)(c)	23,000	22,999
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
10/5/18 to 1/10/19	2.25 to 2.52 (d)	51,250	51,063
Bayerische Landesbank
10/1/18 to 10/5/18	2.18 to 2.29	257,450	257,378
BPCE SA
11/8/18	2.27	25,000	24,938
Canadian Imperial Bank of Commerce
11/13/18 to 3/18/19	2.31 to 2.51 (b)(c)	267,000	267,068
Federation des caisses Desjardin
10/2/18	2.14	40,000	39,990
J.P. Morgan Securities, LLC
10/1/18 to 3/25/19	2.30 to 2.54 (b)	219,000	218,833
Lam Research Corp.
10/10/18	2.30	12,650	12,640
Landesbank Hessen-Thuringen
11/8/18	2.26	25,000	24,937
Mitsubishi UFJ Trust & Banking Corp.
10/26/18 to 11/9/18	2.28 to 2.31	34,000	33,932
Royal Bank of Canada
4/1/19	2.39 (b)(c)	60,000	60,000
Sumitomo Mitsui Trust Bank Ltd.
10/17/18 to 11/26/18	2.29 to 2.32	106,000	105,778
The Toronto-Dominion Bank
10/3/18 to 3/21/19	2.17 to 2.47 (b)	213,000	212,490
Toyota Motor Credit Corp.
10/17/18 to 1/8/19	2.34 to 2.58 (b)(c)	73,000	73,025
UBS AG London Branch
10/3/18 to 3/25/19	2.34 to 2.59 (b)(c)	132,000	132,001
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,537,083)			1,537,072

Asset Backed Commercial Paper - 1.6%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)
10/22/18	2.25	68,000	67,911
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
10/24/18	2.25	25,088	25,047
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $92,963)			92,958

Non-Financial Company Commercial Paper - 6.0%
American Electric Power Co., Inc.
10/3/18 to 10/24/18	2.28 to 2.45	35,000	34,961
Bell Canada
10/10/18 to 11/26/18	2.33 to 2.45	23,850	23,796
Comcast Corp.
10/22/18 to 11/1/18	2.45 to 2.51	40,500	40,415
Dominion Resources, Inc.
10/3/18 to 11/5/18	2.30 to 2.51	45,750	45,689
Duke Energy Corp.
10/1/18 to 10/4/18	2.25 to 2.35	46,750	46,737
ERP Operating LP
10/1/18 to 10/5/18	2.30 to 2.40	12,000	11,997
Eversource Energy
10/2/18	2.28	4,000	3,999
NBCUniversal Enterprise, Inc.
10/4/18	2.25 (d)	11,350	11,345
Rogers Communications, Inc.
10/10/18	2.28	3,000	2,998
10/12/18	2.29	10,000	9,990
10/18/18	2.31	7,000	6,990
Sempra Global
10/10/18	2.31	11,000	10,991
10/16/18	2.46	3,000	2,996
10/17/18	2.34	3,000	2,996
10/2/18	2.42	1,000	1,000
10/22/18	2.36	2,000	1,997
10/23/18	2.37	16,000	15,973
10/24/18	2.37	3,000	2,995
10/25/18	2.36	5,450	5,440
10/29/18	2.39	12,100	12,074
10/29/18	2.39	2,000	1,996
10/30/18	2.39	3,000	2,993
11/13/18	2.40	2,000	1,994
11/14/18	2.43	2,000	1,994
11/15/18	2.43	2,000	1,993
11/5/18	2.42	3,000	2,992
11/7/18	2.40	2,000	1,995
11/8/18	2.41	3,750	3,739
Tyson Foods, Inc.
10/2/18 to 10/22/18	2.25 to 2.34	25,000	24,976
Virginia Electric & Power Co.
10/3/18 to 11/1/18	2.28 to 2.39	19,250	19,216
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $359,349)			359,267

Other Instrument - 1.3%
Master Notes - 1.3%
Toyota Motor Credit Corp.
10/5/18
(Cost $78,000)	2.52 (b)(c)	78,000	78,000

Non-Negotiable Time Deposit - 7.3%
Time Deposits - 7.3%
BNP Paribas
10/2/18 to 10/5/18	2.12 to 2.20	267,000	266,998
Citizens Bank NA (BD)
10/5/18	2.22	38,000	38,000
Credit Agricole CIB
10/1/18 to 10/5/18	2.17 to 2.28	132,150	132,149
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $437,150)			437,147

U.S. Government Agency Repurchase Agreement - 5.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 2.27% dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations) #	$142,916	$142,889
With:
BMO Capital Markets Corp. at 2.26%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Government Obligations valued at $6,121,153, 3.00% - 4.00%, 10/1/33 - 3/1/47)	6,001	6,000
Citibank NA at:
2.19%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $3,076,710, 2.00% - 4.75%, 10/31/21 - 2/15/45)	3,001	3,000
2.2%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $20,587,103, 1.13% - 3.25%, 6/15/20 - 7/1/44)	20,009	20,000
HSBC Securities, Inc. at 2.2%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Government Obligations valued at $33,670,285, 2.00% - 5.00%, 9/1/31 - 8/1/48)	33,014	33,000
ING Financial Markets LLC at 2.15%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $4,081,462, 3.00% - 3.13%, 10/20/42 - 6/20/45)	4,002	4,000
Nomura Securities International, Inc. at 2.27%, dated:
9/27/18 due 10/4/18 (Collateralized by U.S. Government Obligations valued at $66,316,723, 4.00%, 9/1/48)	65,029	65,000
9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $23,464,472, 2.75% - 3.00%, 8/31/23 - 11/20/47)	23,004	23,000
RBC Financial Group at 2.2%, dated 9/27/18 due 10/5/18 (Collateralized by U.S. Government Obligations valued at $10,202,494, 3.50% - 4.50%, 7/1/33 - 7/1/48)	10,005	10,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $306,889)		306,889

U.S. Treasury Repurchase Agreement - 9.8%
With:
Commerz Markets LLC at 2.25%, dated:
9/27/18 due 10/4/18 (Collateralized by U.S. Treasury Obligations valued at $17,344,352, 1.88% - 2.13%, 8/31/24 - 5/15/25)	17,007	17,000
9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $104,340,353, 1.63% - 3.75%, 11/15/18 - 5/15/48)	102,019	102,000
HSBC Securities, Inc. at:
2.18%, dated:
9/25/18 due 10/2/18 (Collateralized by U.S. Treasury Obligations valued at $18,366,673, 0.00%, 10/18/18 - 11/8/18)	18,008	18,000
9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $9,182,861, 0.00% - 2.63%, 11/8/18 - 6/15/21)	9,004	9,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $7,159,047, 1.88%, 2/28/22)	7,001	7,000
ING Financial Markets LLC at:
2.18%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $4,081,262, 2.88% - 6.25%, 7/31/25 - 5/15/30)	4,002	4,000
2.25%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $5,185,728, 1.63%, 6/30/19)	5,001	5,000
MUFG Securities (Canada), Ltd. at 2.16%, dated 9/24/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $6,122,615, 2.63% - 2.75%, 5/31/23 - 3/31/25)	6,003	6,000
Natixis SA at 2.13%, dated 9/24/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $50,022,556, 0.00% - 8.50%, 11/23/18 - 2/15/47)	49,020	49,000
Nomura Securities International, Inc. at 2.22%, dated 9/26/18 due 10/3/18 (Collateralized by U.S. Treasury Obligations valued at $89,816,727, 0.00% - 2.88%, 2/15/19 - 8/15/45)	88,038	88,000
SMBC Nikko Securities America, Inc. at 2.26%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $286,077,819, 2.25% - 2.88%, 7/31/25 - 11/15/47)	280,053	280,002
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $585,002)		585,002

Other Repurchase Agreement - 9.2%
Other Repurchase Agreement - 9.2%
With:
BNP Paribas at 2.3%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $32,557,083, 3.70% - 5.88%, 9/18/23 - 3/1/47)	31,006	31,000
Citigroup Global Markets, Inc. at:
2.63%, dated 8/13/18 due 10/12/18 (Collateralized by Equity Securities valued at $21,677,326)	20,088	20,000
2.75%, dated 8/30/18 due 11/28/18 (Collateralized by Municipal Bond Obligations valued at $14,735,934, 4.00%, 7/1/58)	14,096	14,000
2.8%, dated 8/20/18 due 11/16/18 (Collateralized by Corporate Obligations valued at $3,250,645, 2.49% - 7.09%, 7/25/34 - 9/25/37)	3,021	3,000
HSBC Securities, Inc. at 2.37%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $7,340,676, 1.75% - 5.15%, 1/10/20 - 11/15/46)	7,001	7,000
ING Financial Markets LLC at 2.37%, dated 9/28/18 due 10/1/18
(Collateralized by Equity Securities valued at $3,240,644)	3,001	3,000
(Collateralized by Equity Securities valued at $17,283,421)	16,003	16,000
J.P. Morgan Securities, LLC at 2.3%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $36,063,819, 3.50% - 6.00%, 10/15/33 - 6/25/48)	35,016	35,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.3%, dated 9/25/18 due 10/2/18 (Collateralized by U.S. Government Obligations valued at $34,693,295, 4.00%, 2/1/48)	34,015	34,000
2.42%, dated 9/25/18 due 10/5/18 (Collateralized by Equity Securities valued at $7,563,061)	7,007	7,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.34%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $22,684,426, 1.25% - 2.25%, 12/15/20 - 11/15/22)	21,004	21,000
Mizuho Securities U.S.A., Inc. at:
2.25%, dated 9/18/18 due 10/2/18 (Collateralized by Equity Securities valued at $10,808,844)	10,009	10,000
2.32%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $10,502,033, 7.40% - 7.75%, 1/20/24 - 6/15/31)	10,002	10,000
2.42%, dated:
9/21/18 due 10/5/18 (Collateralized by U.S. Treasury Obligations valued at $3,062,062, 3.50%, 5/15/20)	3,003	3,000
9/27/18 due 10/5/18 (Collateralized by Equity Securities valued at $7,562,061)	7,007	7,000
RBC Capital Markets Co. at 2.67%, dated 9/14/18 due 11/13/18 (Collateralized by Municipal Bond Obligations valued at $25,333,269, 5.00%, 1/1/31 - 10/1/44)	24,107	23,999
RBS Securities, Inc. at 2.34%, dated 9/28/18 due 10/1/18 (Collateralized by U.S. Treasury Obligations valued at $64,272,640, 0.00% - 1.63%, 10/9/19 - 10/15/20)	63,012	63,000
Societe Generale at:
2.3%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $86,861,208, 0.00% - 8.50%, 11/13/18 - 1/23/46)	83,016	83,000
2.4%, dated 8/31/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $21,517,415, 0.00% - 11.00%, 12/8/18 - 9/1/48)	20,041	20,000
2.45%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $44,065,330, 0.00% - 10.75%, 10/10/18 - 11/15/46)	41,008	41,000
2.65%, dated 10/1/18 due 10/31/18(e)	21,046	21,000
Wells Fargo Securities, LLC at:
2.3%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $71,413,712, 1.88% - 4.80%, 10/27/20 - 6/15/44)	68,013	68,000
2.37%, dated 9/28/18 due 10/1/18 (Collateralized by Corporate Obligations valued at $7,561,494, 1.25% - 5.75%, 9/15/20 - 12/15/23)	7,001	7,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $547,999)		547,999
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,966,332)		5,966,343
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,260
NET ASSETS - 100%		$5,968,603

Security Type Abbreviations

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,408,000 or 1.0% of net assets.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$142,889,000 due 10/01/18 at 2.27%
BNP Paribas, S.A.	$12,119
BNY Mellon Capital Markets LLC	4,828
Bank of America NA	14,744
Canadian Imperial Bk Commerce	1,509
Citibank NA	6,035
Credit Agricole CIB New York Branch	3,018
HSBC Securities (USA), Inc.	2,927
ING Financial Markets LLC	2,112
J.P. Morgan Securities, Inc.	13,447
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,432
Mizuho Securities USA, Inc.	9,355
RBC Dominion Securities, Inc.	1,427
Sumitomo Mitsu Bk Corp Ny (DI)	48,983
Wells Fargo Securities LLC	16,953
$142,889

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,439,890) — See accompanying schedule: Unaffiliated issuers (cost $5,966,332)		$5,966,343
Cash		1
Receivable for investments sold		6
Receivable for fund shares sold		32,133
Interest receivable		4,804
Prepaid expenses		11
Receivable from investment adviser for expense reductions		267
Total assets		6,003,565
Liabilities
Payable for investments purchased	$21,000
Payable for fund shares redeemed	11,197
Distributions payable	1,695
Accrued management fee	691
Distribution and service plan fees payable	1
Other affiliated payables	256
Other payables and accrued expenses	122
Total liabilities		34,962
Net Assets		$5,968,603
Net Assets consist of:
Paid in capital		$5,968,567
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		27
Net unrealized appreciation (depreciation) on investments		11
Net Assets		$5,968,603
Class I:
Net Asset Value, offering price and redemption price per share ($2,618,557.3 ÷ 2,618,013.6 shares)		$1.0002
Class II:
Net Asset Value, offering price and redemption price per share ($3,568.9 ÷ 3,568.3 shares)		$1.0002
Class III:
Net Asset Value, offering price and redemption price per share ($2,247.2 ÷ 2,246.8 shares)		$1.0002
Select Class:
Net Asset Value, offering price and redemption price per share ($9,976.4 ÷ 9,974.3 shares)		$1.0002
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,334,253.0 ÷ 3,333,561.6 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2018 (Unaudited)
Investment Income
Interest (including $61 from affiliated interfund lending)		$55,545
Expenses
Management fee	$3,582
Transfer agent fees	1,106
Distribution and service plan fees	7
Accounting fees and expenses	219
Custodian fees and expenses	53
Independent trustees' fees and expenses	13
Registration fees	334
Audit	25
Legal	1
Interest	1
Miscellaneous	8
Total expenses before reductions	5,349
Expense reductions	(1,281)
Total expenses after reductions		4,068
Net investment income (loss)		51,477
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		20
Total net realized gain (loss)		20
Change in net unrealized appreciation (depreciation) on investment securities		282
Net increase in net assets resulting from operations		$51,779

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,477	$39,393
Net realized gain (loss)	20	9
Change in net unrealized appreciation (depreciation)	282	(405)
Net increase in net assets resulting from operations	51,779	38,997
Distributions to shareholders from net investment income	(51,479)	(39,392)
Share transactions - net increase (decrease)	1,680,344	2,780,285
Total increase (decrease) in net assets	1,680,644	2,779,890
Net Assets
Beginning of period	4,287,959	1,508,069
End of period	$5,968,603	$4,287,959
Other Information
Distributions in excess of net investment income end of period	$(2)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Prime Reserves Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0099	.0123	.0047
Net realized and unrealized gain (loss)	.0001	(.0001)	.0002
Total from investment operations	.0100	.0122	.0049
Distributions from net investment income	(.0099)	(.0123)	(.0047)
Total distributions	(.0099)	(.0123)	(.0047)
Net asset value, end of period	$1.0002	$1.0001	$1.0002
Total ReturnC,D	1.00%	1.23%	.49%
Ratios to Average Net AssetsE
Expenses before reductions	.22%F	.22%	.25%F
Expenses net of fee waivers, if any	.18%F	.18%	.18%F
Expenses net of all reductions	.18%F	.18%	.18%F
Net investment income (loss)	1.98%F	1.29%	.68%F
Supplemental Data
Net assets, end of period (in millions)	$2,619	$1,852	$540

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0091	.0108	.0034
Net realized and unrealized gain (loss)	.0001	(.0001)	.0002
Total from investment operations	.0092	.0107	.0036
Distributions from net investment income	(.0091)	(.0108)	(.0034)
Total distributions	(.0091)	(.0108)	(.0034)
Net asset value, end of period	$1.0002	$1.0001	$1.0002
Total ReturnC,D	.93%	1.08%	.36%
Ratios to Average Net AssetsE
Expenses before reductions	.37%F	.37%	.56%F
Expenses net of fee waivers, if any	.33%F	.33%	.33%F
Expenses net of all reductions	.33%F	.33%	.33%F
Net investment income (loss)	1.83%F	1.14%	.53%F
Supplemental Data
Net assets, end of period (in millions)	$4	$1	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0086	.0098	.0026
Net realized and unrealized gain (loss)	.0002	(.0002)	.0002
Total from investment operations	.0088	.0096	.0028
Distributions from net investment income	(.0086)	(.0098)	(.0026)
Total distributions	(.0086)	(.0098)	(.0026)
Net asset value, end of period	$1.0002	$1.0000	$1.0002
Total ReturnC,D	.88%	.97%	.28%
Ratios to Average Net AssetsE
Expenses before reductions	.47%F	.47%	.66%F
Expenses net of fee waivers, if any	.43%F	.43%	.43%F
Expenses net of all reductions	.43%F	.43%	.43%F
Net investment income (loss)	1.73%F	1.03%	.43%F
Supplemental Data
Net assets, end of period (in millions)	$2	$1	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0096	.0118	.0043
Net realized and unrealized gain (loss)	.0001	(.0001)	.0002
Total from investment operations	.0097	.0117	.0045
Distributions from net investment income	(.0096)	(.0118)	(.0043)
Total distributions	(.0096)	(.0118)	(.0043)
Net asset value, end of period	$1.0002	$1.0001	$1.0002
Total ReturnC,D	.98%	1.18%	.45%
Ratios to Average Net AssetsE
Expenses before reductions	.27%F	.27%	.45%F
Expenses net of fee waivers, if any	.23%F	.23%	.23%F
Expenses net of all reductions	.23%F	.23%	.23%F
Net investment income (loss)	1.93%F	1.24%	.63%F
Supplemental Data
Net assets, end of period (in millions)	$10	$5	$1

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Prime Reserves Portfolio Institutional Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017 A,B
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0002	$1.0000
Income from Investment Operations
Net investment income (loss)	.0101	.0127	.0050
Net realized and unrealized gain (loss)	.0001	(.0001)	.0002
Total from investment operations	.0102	.0126	.0052
Distributions from net investment income	(.0101)	(.0127)	(.0050)
Total distributions	(.0101)	(.0127)	(.0050)
Net asset value, end of period	$1.0002	$1.0001	$1.0002
Total ReturnC,D	1.02%	1.27%	.52%
Ratios to Average Net AssetsE
Expenses before reductions	.19%F	.19%	.24%F
Expenses net of fee waivers, if any	.14%F	.14%	.14%F
Expenses net of all reductions	.14%F	.14%	.14%F
Net investment income (loss)	2.02%F	1.33%	.72%F
Supplemental Data
Net assets, end of period (in millions)	$3,334	$2,429	$965

 A For the period June 2, 2016 (commencement of operations) to March 31, 2017.

 B Beginning October 3, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating"net asset value.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2018

Days	% of fund's investments 9/30/18
1 - 7	77.4
8 - 30	2.7
31 - 60	5.7
61 - 90	5.5
91 - 180	2.8
> 180	5.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2018
Variable Rate Demand Notes (VRDNs)	28.3%
Tender Option Bond	36.7%
Other Municipal Security	27.0%
Investment Companies	9.5%
Net Other Assets (Liabilities)*	(1.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

9/30/18
Class I	1.41%
Class II	1.26%
Class III	1.16%
Select Class	1.36%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2018, the most recent period shown in the table, would have been 1.39% for Class I, 1.24% for Class II, 1.14% for Class III and 1.34% for Select Class.

Tax-Exempt Portfolio

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 28.3%
	Principal Amount (000s)	Value (000s)
Alabama - 2.6%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 1.65% 10/1/18, VRDN (a)	$30,550	$30,550
Series 2014 B, 1.65% 10/1/18, VRDN (a)	35,600	35,600
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 1.57% 10/5/18, LOC Bank of America NA, VRDN (a)(b)	11,200	11,200
Series 2011 B, 1.57% 10/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	19,280	19,280
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.66% 10/5/18, VRDN (a)	9,150	9,150
Series 2009, 1.65% 10/1/18, VRDN (a)	14,450	14,450
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 1.73% 10/1/18, VRDN (a)	2,200	2,200
Tuscaloosa County Indl. Dev. Gulf Opportunity:
(Hunt Refining Co. Proj.) Series 2011 H, 1.58% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000	5,000
(Hunt Refining Proj.):
Series 2011 A, 1.58% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,300	18,299
Series 2011 D, 1.58% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,000	7,000
Series 2011 E, 1.58% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,500	4,500
West Jefferson Indl. Dev. Series 2008, 1.66% 10/5/18, VRDN (a)	6,300	6,300
		163,529
Alaska - 2.0%
Alaska Int'l. Arpts. Revs. Series 2009 A, 1.57% 10/5/18, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,300	1,300
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.65% 10/5/18, VRDN (a)	32,900	32,900
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.7% 10/5/18, VRDN (a)	47,100	47,100
Series 1994 C, 1.62% 10/5/18, VRDN (a)	38,700	38,700
Series 2002, 1.65% 10/5/18, VRDN (a)	8,200	8,200
		128,200
Arizona - 0.3%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 E, 1.56% 10/5/18, LOC Bank of America NA, VRDN (a)	1,600	1,600
(Catholic Healthcare West Proj.) Series 2009 F, 1.67% 10/5/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,100	15,100
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.62% 10/5/18, VRDN (a)	2,300	2,300
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.61% 10/5/18, LOC Bank of America NA, VRDN (a)	2,825	2,825
		21,825
Colorado - 1.3%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.62% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)	4,200	4,200
1.55% 10/5/18, VRDN (a)	10,825	10,825
Colorado Hsg. & Fin. Auth. Series 2018 B2, 1.57% 10/5/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	5,000	5,000
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2017 B1, 1.58% 10/5/18, VRDN (a)	28,300	28,300
Series 2017 B2, 1.58% 10/5/18, VRDN (a)	31,710	31,710
		80,035
Connecticut - 1.5%
Connecticut Gen. Oblig. Series 2016 C, 1.64% 10/5/18 (Liquidity Facility Bank of America NA), VRDN (a)	57,455	57,455
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 1.57% 10/5/18, LOC Bank of America NA, VRDN (a)	34,185	34,185
Connecticut Hsg. Fin. Auth. Series 2018 A3, 1.57% 10/5/18 (Liquidity Facility Bank of America NA), VRDN (a)	5,800	5,800
		97,440
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.68% 10/5/18, VRDN (a)	9,150	9,150
Series 1999 A, 1.7% 10/5/18, VRDN (a)	1,900	1,900
		11,050
District Of Columbia - 0.2%
District of Columbia Rev. (The Pew Charitable Trust Proj.) Series 2008 A, 1.56% 10/5/18, LOC PNC Bank NA, VRDN (a)	8,670	8,670
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 1.62% 10/5/18, LOC Freddie Mac, VRDN (a)	2,945	2,945
		11,615
Florida - 0.0%
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 1.56% 10/5/18, LOC TD Banknorth, NA, VRDN (a)	2,000	2,000
FNMA Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.62% 10/5/18, LOC Fannie Mae, VRDN (a)	600	600
		2,600
Georgia - 1.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 1.92% 10/1/18, VRDN (a)	3,800	3,800
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 1.6% 10/5/18, LOC Bank of America NA, VRDN(a)	26,845	26,845
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.94% 10/1/18, VRDN (a)	1,700	1,700
Effingham County Indl. Dev. Auth. Poll Cont. 1.96% 10/1/18, VRDN (a)	6,370	6,370
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.94% 10/1/18, VRDN (a)	26,540	26,540
Paulding County Hosp. Auth. Rev. Series 2012 B, 1.59% 10/5/18, LOC Bank of America NA, VRDN (a)	29,000	29,000
		94,255
Illinois - 3.5%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 1.56% 10/5/18, LOC Bank of America NA, VRDN (a)	22,630	22,630
Illinois Dev. Fin. Auth. Rev.:
(Lyric Opera of Chicago Proj.) 1.57% 10/5/18, LOC BMO Harris Bank NA, LOC Northern Trust Co., VRDN (a)	4,100	4,100
(Var-Sinai Cmnty. Inst Proj.) Series 1997, 1.65% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 1.58% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)	41,580	41,580
Series 2008 C, 1.58% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)	5,525	5,525
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 1.57% 10/5/18, LOC Barclays Bank PLC, VRDN (a)	30,830	30,830
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 1.57% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)	5,880	5,880
(The Carle Foundation Proj.):
Series 2009 C, 1.57% 10/5/18, LOC Northern Trust Co., VRDN (a)	1,685	1,685
Series 2009 E, 1.57% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)	20,000	20,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2B, 1.56% 10/5/18, LOC PNC Bank NA, VRDN (a)	4,625	4,625
Series 2007 A 2C, 1.58% 10/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,175	20,175
Series 2007 A-2A, 1.58% 10/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,200	4,200
Series 2007 A1, 1.58% 10/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	55,900	55,900
		222,130
Indiana - 0.9%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.6% 10/5/18 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	16,240	16,240
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 C, 1.55% 10/5/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	2,330	2,330
Indiana Fin. Auth. Rev. (Ascension Health Proj.) 1.62% 10/5/18, VRDN (a)	9,700	9,700
Indiana Health Facility Fing. Auth. Rev. Series 2003 E6, 1.65% 10/5/18, VRDN (a)	22,300	22,300
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.67% 10/5/18, VRDN (a)	4,850	4,850
Series I, 1.67% 10/5/18, VRDN (a)	2,400	2,400
		57,820
Iowa - 0.8%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 1.6% 10/5/18, VRDN (a)	2,000	2,000
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.6% 10/5/18 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	30,260	30,260
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 1.6% 10/5/18, VRDN (a)	13,800	13,800
Iowa Fin. Auth. Poll. Cont. Facility Rev. (Midamerican Energy Proj.) Series 2016 A, 1.58% 10/5/18, VRDN (a)	5,650	5,650
		51,710
Kentucky - 0.3%
Louisville & Jefferson County Series 2013 C, 1.55% 10/5/18, LOC PNC Bank NA, VRDN (a)	17,350	17,350
Louisiana - 2.1%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 1.59% 10/5/18, VRDN (a)	1,550	1,550
Series 2010, 1.56% 10/5/18, VRDN (a)	18,800	18,800
(Christus Health Proj.):
Series 2008 B, 1.56% 10/5/18, VRDN (a)	12,000	12,000
Series 2009 B1, 1.6% 10/5/18, LOC Bank of New York, New York, VRDN (a)	7,610	7,610
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.7% 10/5/18, VRDN (a)	4,800	4,800
Series 2010 B1, 1.7% 10/5/18, VRDN (a)	12,600	12,600
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 1.6% 10/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700	15,700
Series 2010 B, 1.6% 10/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,200	24,200
Series 2010, 1.6% 10/5/18, LOC Mizuho Bank Ltd., VRDN (a)	36,600	36,600
		133,860
Michigan - 0.1%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 1.58% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)	2,500	2,500
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 1.6% 10/5/18, LOC Bank of New York, New York, VRDN (a)	4,010	4,010
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.6% 10/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,600	1,600
		8,110
Minnesota - 0.1%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C2, 1.58% 10/5/18, LOC Wells Fargo Bank NA, VRDN (a)	3,625	3,625
Mississippi - 0.3%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 1.75% 10/1/18, VRDN (a)	6,600	6,600
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 1.66% 10/5/18, LOC Bank of America NA, VRDN (a)	15,550	15,550
		22,150
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 1.56% 10/5/18, VRDN (a)	25,535	25,535
Nevada - 1.3%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 1.6% 10/5/18, LOC Bank of America NA, VRDN (a)	15,125	15,125
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 1.56% 10/5/18, LOC MUFG Union Bank NA, VRDN (a)	3,985	3,985
Reno Cap. Impt. Rev. Series 2005 A, 1.62% 10/5/18, LOC Bank of America NA, VRDN (a)	49,300	49,300
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 B, 1.56% 10/5/18, LOC MUFG Union Bank NA, VRDN (a)	16,740	16,740
		85,150
New York - 2.7%
New York City Gen. Oblig. Series 2013 A5, 1.56% 10/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	4,000	4,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 1.59% 10/5/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	11,000	11,000
Series 2003 A2, 1.68% 10/1/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	62,130	62,130
New York Hsg. Fin. Agcy. Rev.:
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 1.56% 10/5/18, LOC Wells Fargo Bank NA, VRDN (a)	12,155	12,155
(Tribeca Green Hsg. Proj.) Series 2003 A, 1.58% 10/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,200	27,200
Series 2010 A, 1.63% 10/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,460	10,460
New York Metropolitan Trans. Auth. Rev. Series 2015 E4, 1.56% 10/5/18, LOC PNC Bank NA, VRDN (a)	16,600	16,600
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 1.57% 10/5/18, LOC Fannie Mae, VRDN (a)	4,900	4,900
New York Hsg. Fin. Agcy. Rev. Series 2009 A, 1.6% 10/5/18, LOC Fannie Mae, VRDN (a)	24,800	24,800
		173,245
North Carolina - 1.1%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 1.63% 10/5/18, LOC Rabobank Nederland New York Branch, VRDN (a)	16,465	16,465
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.61% 10/5/18, LOC Cr. Industriel et Commercial, VRDN (a)	52,800	52,800
		69,265
Ohio - 1.5%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.63% 10/5/18, VRDN (a)	53,725	53,725
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.56% 10/5/18, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	36,475	36,475
Middletown Hosp. Facilities Rev. Series 2008 A, 1.57% 10/5/18, LOC PNC Bank NA, VRDN (a)	1,695	1,695
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 1.74% 10/5/18, VRDN (a)	3,700	3,700
		95,595
Pennsylvania - 0.7%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 1.57% 10/5/18, LOC PNC Bank NA, VRDN (a)	1,840	1,840
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.66% 10/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 1.57% 10/5/18, LOC PNC Bank NA, VRDN (a)	7,480	7,480
Luzerne County Convention Ctr. Series 2012, 1.57% 10/5/18, LOC PNC Bank NA, VRDN (a)	11,910	11,910
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.) Series 2018 C, 1.61% 10/5/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,645	2,645
(Washington Hosp. Proj.) Series 2007 B, 1.57% 10/5/18, LOC PNC Bank NA, VRDN (a)	19,590	19,590
		43,970
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 1.62% 10/5/18, LOC Bank of America NA, VRDN (a)	1,170	1,170
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.62% 10/5/18, LOC Bank of America NA, VRDN (a)	4,155	4,155
		5,325
Texas - 0.9%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 D, 1.57% 10/5/18, VRDN (a)	3,825	3,825
Series 2016 D, 1.57% 10/5/18, VRDN (a)	3,230	3,230
Series 2016 E, 1.57% 10/5/18, VRDN (a)	3,550	3,550
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 1.63% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)	4,400	4,400
Harris County Hosp. District Rev. Series 2010, 1.59% 10/5/18, LOC JPMorgan Chase Bank, VRDN (a)	5,265	5,265
Houston Arpt. Sys. Rev. Series 2010, 1.58% 10/5/18, LOC Barclays Bank PLC, VRDN (a)	29,765	29,765
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.63% 10/5/18 (Total SA Guaranteed), VRDN (a)	400	400
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 1.63% 10/5/18 (Total SA Guaranteed), VRDN (a)	1,600	1,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.63% 10/5/18 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1.63% 10/5/18 (Total SA Guaranteed), VRDN (a)	4,100	4,100
		57,035
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.55% 10/5/18, LOC Canadian Imperial Bank of Commerce, VRDN (a)	4,360	4,360
Virginia - 0.3%
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2018 C, 1.59% 10/5/18, VRDN (a)	17,000	17,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.67% 10/5/18, LOC Bank of America NA, VRDN (a)	470	470
		17,470
Washington - 0.8%
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 1.56% 10/5/18, LOC Freddie Mac, VRDN (a)	10,170	10,170
(Kitts Corner Apt. Proj.) Series 2014, 1.6% 10/5/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	5,350	5,350
(Reserve at Renton Apts. Proj.) Series 2014, 1.6% 10/5/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	13,500	13,500
(Willow Tree Grove Apts. Proj.) Series 2011, 1.56% 10/5/18, LOC Freddie Mac, VRDN (a)	18,005	18,005
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Washington Terrace Sr. Apts. Proj.) Series 2010, 1.58% 10/5/18, LOC Fannie Mae, VRDN (a)	1,150	1,150
		48,175
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2018, 1.56% 10/5/18, LOC PNC Bank NA, VRDN (a)	10,000	10,000
Series A, 1.59% 10/5/18, LOC Branch Banking & Trust Co., VRDN (a)	4,400	4,400
		14,400
Wisconsin - 0.3%
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2018 C, 1.56% 10/5/18 (Liquidity Facility Royal Bank of Canada), VRDN (a)	15,510	15,510
Series 2018 E, 1.6% 10/5/18 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (a)	5,550	5,550
		21,060
Wyoming - 0.2%
Converse County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 1.73% 10/5/18, VRDN (a)	1,400	1,400
(Pacificorp Projs.) Series 1992, 1.64% 10/5/18, VRDN (a)	6,700	6,700
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.73% 10/5/18, VRDN (a)	600	600
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.64% 10/5/18, VRDN (a)	2,200	2,200
Series 1992 B, 1.64% 10/5/18, VRDN (a)	3,300	3,300
		14,200
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,802,089)		1,802,089

Tender Option Bond - 36.7%
Alabama - 0.2%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,975	6,975
Homewood Participating VRDN Series Floaters G 37, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,875	2,875
		9,850
Arizona - 1.1%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,000	3,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	25,655	25,655
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN Series Floaters XF 05 19, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 12/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,115	1,115
Participating VRDN Series Floaters XL 00 71, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,200	8,200
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,720	3,720
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,525	5,525
Participating VRDN:
Series 16 XM 02 45, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
Series Floaters XF 21 92, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600	2,600
		67,815
California - 1.1%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600	1,600
California Gen. Oblig. Participating VRDN:
Series DB XF 1041, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	8,400	8,400
Series Floaters XF 10 38, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	20,785	20,785
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	19,375	19,375
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 15 XF 0234, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	9,115	9,115
California State Univ. Rev. Participating VRDN:
Series Floaters ZF 25 72, 1.57% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,890	4,890
Series Floaters ZF 26 24, 1.57% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.71% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	1,790	1,790
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	1,400	1,400
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	900	900
		72,255
Colorado - 1.6%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,200	5,200
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	745	745
Colorado Health Facilities Auth. Participating VRDN:
Series Floaters XF 06 67, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,900	1,900
Series Floaters XF 06 68, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,875	1,875
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	21,310	21,310
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series Floaters XF 25 13, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.6% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,900	4,900
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,550	1,550
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 12/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	890	890
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 1.71%, tender 12/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,200	2,200
Participating VRDN Series Floaters XM 03 85, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,850	1,850
Participating VRDN:
Series Putters 15 XM0007, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,900	6,900
Series RBC E 55, SIFMA Municipal Swap Index + 0.030% 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	32,950	32,950
Series XM 03 05, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,850	7,850
Weld County Colo School District # 4 Participating VRDN Series RBC G 58, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,800	2,800
		100,420
Connecticut - 1.0%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 1.62% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,560	3,560
Series Floaters 014, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	5,800	5,800
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	47,350	47,350
Series Floaters G3, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,800	2,800
Series Floaters XL 00 66, 1.62% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,175	3,175
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.62% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 1.62% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,400	1,400
		65,085
District Of Columbia - 0.9%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,200	1,200
District of Columbia Gen. Oblig.:
Bonds:
Series 2016 23, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,670	3,670
Series Solar 0035, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 11/29/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	525	525
Participating VRDN:
Series Floaters E 108, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,995	8,995
Series Floaters E 109, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,550	5,550
Series Floaters YX 10 39, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,655	6,655
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 12, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,755	8,755
Series Floaters XM 04 37, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	18,700	18,700
Series XF 23 41, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,385	1,385
		55,435
Florida - 2.3%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,900	4,900
Central Fla Expwy Auth. Rev. Participating VRDN:
Series Floaters 004, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	16,080	16,080
Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	48,200	48,200
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.71%, tender 12/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	800	800
Series Solar 0054, 1.71%, tender 12/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	600	600
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,655	3,655
Florida Gen. Oblig.:
Bonds:
Series Solar 042, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 12/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,975	1,975
Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 10/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,100	1,100
Participating VRDN Series Floaters XF 06 80, 1.59% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,300	2,300
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.71%, tender 11/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	4,780	4,780
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.6% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,660	7,660
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,300	1,300
Miami-Dade County Gen. Oblig. Participating VRDN:
Series Floaters E 70, SIFMA Municipal Swap Index + 0.170% 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,535	14,535
Series XM 04 70, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,530	10,530
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.6% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,100	1,100
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,670	1,670
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.71% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	4,100	4,100
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2214, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Series Floaters XF 25 52, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	9,800	9,800
		146,285
Georgia - 0.7%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 26 49, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.62% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,500	4,500
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	900	900
Emory Univ. Participating VRDN Series Floaters 016, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	18,700	18,700
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,300	2,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 11/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,700	1,700
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,900	7,900
		44,000
Hawaii - 0.2%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 10/18/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	995	995
Participating VRDN Series Floaters XM 04 29, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City & County Gen. Oblig. Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,550	6,550
		14,210
Illinois - 2.5%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,635	9,635
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.71% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	100	100
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.62% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,100	5,100
Series 15 XM0050, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Series 17 XM 0492, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,250	5,250
Series Floaters 017, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,400	10,400
Series Floaters XF 25 00, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	6,380	6,380
Series Floaters XF 25 35, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,300	6,300
Series Floaters XG 01 22, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,335	7,335
Series Floaters XM 05 19, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series MS 3332, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	400	400
Series Putters 0022, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,795	3,795
Series XF 23 38, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,975	2,975
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XL 00 54, 1.62% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,400	10,400
Series Floaters XX 10 81, 1.62% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,300	5,300
Series Floaters YX 10 72, 1.62% 10/5/18 (Liquidity Facility Barclays Bank PLC)(a)(c)	9,510	9,510
Series Floaters YX 10 86, 1.62% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,500	2,500
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,855	3,855
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.64% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Series 15 XF2202, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	5,720	5,720
Series 15 XM 0078, 1.61% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,180	5,180
Series Floaters E100, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	23,625	23,625
Series Floaters XL 00 41, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,940	11,940
Series XF 23 98, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	5,560	5,560
Series ZF 24 03, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	6,665	6,665
Series ZF 24 04, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,165	3,165
		162,690
Indiana - 1.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,500	3,500
Indiana Fin. Auth. Rev. Participating VRDN:
Series 15 XF0106, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,855	3,855
Series Floaters XF 00 50, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,600	4,600
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.59%, tender 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	61,780	61,780
		73,735
Iowa - 0.3%
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	18,500	18,500
Kansas - 0.2%
Kansas Dev. Fin. Agcy. Participating VRDN Series Floaters XM 02 92, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,225	6,225
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN:
Series Floaters XF 25 43, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,035	4,035
Series XF 10 51, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,890	1,890
		12,150
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 1.62% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	11,400	11,400
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,995	4,995
		16,395
Louisiana - 0.5%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 1.61% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	10,100	10,100
Series Floaters XF 24 91, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	8,250	8,250
Series Floaters XG 01 50, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	5,500	5,500
Series Floaters ZF 26 35, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,630	2,630
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,560	3,560
		30,040
Maryland - 0.4%
Baltimore County Gen. Oblig.:
Bonds Series Solar 17 22, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 10/25/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	11,850	11,850
Participating VRDN Series Floaters XF 06 42, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,900	3,900
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.76%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)	1,000	1,000
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,160	6,160
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series Floaters XG 01 77, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
Montgomery County Gen. Oblig. Participating VRDN Series 2017 ZF 2416, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,750	3,750
		28,560
Massachusetts - 0.6%
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 1.58% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN:
Series Floaters XF 26 06, 1.56% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Series Floaters ZF 25 67, 1.58% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,070	2,070
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series Floaters XF 26 07, 1.56% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,400	2,400
Massachusetts Gen. Oblig.:
Bonds Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.61%, tender 10/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston)(a)(c)(d)	6,200	6,200
Participating VRDN:
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.59% 10/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	1,175	1,175
Series Floaters XF 25 65, 1.56% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	12,750	12,750
Series Floaters XF 25 74, 1.58% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,300	2,300
Series Floaters XM 06 66, 1.58% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,380	1,380
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Floaters XF 25 46, 1.57% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,480	4,480
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series Floaters XF 25 88, 1.58% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,700	3,700
		39,655
Michigan - 1.8%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	29,945	29,945
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 1.6% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,240	3,240
Series Floaters XM 03 92, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,000	3,000
Series Floaters XM 04 65, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,535	5,535
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.61% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500	4,500
Series 16 XM0223, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	7,010	7,010
Series Floaters XF 05 95, 1.61% 10/2/18 (Liquidity Facility Bank of America NA) (a)(c)	1,700	1,700
Series Floaters XF 05 96, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,775	3,775
Series Floaters XF 26 48, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Series Floaters XG 01 58, 1.6% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	1,900	1,900
Series RBC 2016 ZM0131, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,000	3,000
Series XM 04 72, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series XX 1043, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,620	8,620
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	7,650	7,650
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series ZF 06 55, 1.59% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	3,700	3,700
Michigan St Hsg. Dev. Auth. Singl Participating VRDN Series Floaters 017, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,850	9,850
RIB Floater Trust Various States Participating VRDN Series Floaters 008, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,230	11,230
Univ. of Michigan Rev. Participating VRDN:
Series Floaters XF 25 48, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,800	3,800
Series Floaters ZF 05 90, 1.59% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,365	2,365
		115,020
Minnesota - 0.1%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335	3,335
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN Series ROC II R 14027, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,480	3,480
Missouri - 0.4%
Mercy Health Participating VRDN Series Floaters XL 00 80, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,165	4,165
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 06 75, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,460	4,460
Series Floaters XG 01 57, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,575	5,575
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 1.61% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,500	1,500
Missouri St Hefa Edl. Facilities Rev. Participating VRDN:
Series 15 XF 0046 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250	2,250
Series Floaters 17 010, 1.61% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,690	4,690
Series Floaters XM 05 75, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,800	3,800
		26,440
Montana - 0.2%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	10,520	10,520
Nebraska - 0.4%
Douglas County School District #1 Bonds:
Series Solar 00 27, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 10/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	16,850	16,850
Series Solar 0059, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 10/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,640	1,640
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,600	2,600
Series Floaters XX 10 04, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
		22,890
Nevada - 0.6%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 1.71%, tender 10/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,295	1,295
Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 12/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	995	995
Participating VRDN:
Series Floaters XF 25 80, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,825	10,825
Series Floaters ZM 06 33, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,995	3,995
Series Floaters ZM 06 39, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,845	1,845
Series XM 06 38, 1.59% 10/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,200	7,200
Clark County Wtr. Reclamation District Participating VRDN Series 16 ZF0446, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,965	11,965
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 1.6% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,185	2,185
		40,305
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,825	8,825
New Jersey - 0.6%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters E102, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	36,495	36,495
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XL 00 52, 1.58% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,400	2,400
		40,395
New York - 3.4%
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN Series Floaters XF 24 80, 1.58% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	9,600	9,600
New York City Gen. Oblig. Participating VRDN Series 15 ZF0198, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,690	3,690
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 1.58% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	16,675	16,675
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters XF 05 88, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,100	8,100
Series Floaters XF 26 01, 1.58% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Series Floaters XM 04 36, 1.58% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	15,000	15,000
Series Floaters XM 04 45, 1.58% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	16,000	16,000
Series Putters 15 XM0002, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,520	9,520
Series XX 1046, 1.58% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,775	7,775
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Floaters XM 04 38, 1.58% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
Series Floaters ZF 26 37, 1.58% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,200	3,200
Series ROC II R 11902, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	7,400	7,400
Series ROC II R 14022, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	5,000	5,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 1.58% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	9,800	9,800
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,650	6,650
Series Floaters XF 05 25, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,320	15,320
Series ROC II R 14005, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN:
Series Floaters XM 03 67, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,000	9,000
Series XF 22 68, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	6,400	6,400
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XM0215, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,425	4,425
Series Floaters XF 25 86, 1.57% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,800	8,800
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 1.58% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 1.59% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	1,300	1,300
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XL0003, 1.58% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,950	9,950
Series Floaters XF 06 36, 1.58% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,800	3,800
Series Floaters ZF 26 32, 1.58% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,600	1,600
Series XM 04 76, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,195	2,195
		215,030
North Carolina - 1.2%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 1.59% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	1,455	1,455
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 1.59% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters ZF 24 90, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,550	3,550
Series Floaters ZM 05 34, 1.59% 10/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,900	2,900
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 16 XF 0290, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,255	1,255
Series EGL 14 0050, 1.6% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series EGL 14 0051, 1.6% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	9,500	9,500
Series EGL 14 0052, 1.6% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,850	2,850
Series Floaters XL 00 55, 1.58% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	20,020	20,020
Series MS 15 ZM0105, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,185	2,185
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,335	3,335
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Floaters YX 10 52, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,120	7,120
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Floaters YX 10 88, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,200	3,200
Series Floaters ZM 05 63, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,200	4,200
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,765	4,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,625	7,625
		78,660
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 0.002% x SIFMA Municipal Swap Index 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
Ohio - 0.7%
Berea Ohio City School District Participating VRDN Series RBC G 54, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,400	2,400
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,500	3,500
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.66% 10/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,200	1,200
Lakewood City School District Bonds Series Solar 0067, 1.71%, tender 11/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,915	1,915
Lucas County Gen. Oblig. Bonds Series 2016 26, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 11/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,495	6,495
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	1,880	1,880
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 1.58% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	2,700	2,700
Ohio Hosp. Facilities Rev. Participating VRDN Series 2015 XF0105, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,475	16,475
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 11, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,600	4,600
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)	900	900
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.59% 10/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	1,900	1,900
		47,965
Oklahoma - 0.2%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.62% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,365	3,365
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XX 10 96, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,235	11,235
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
		15,195
Oregon - 0.2%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 12/27/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,800	1,800
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series XF 23 17, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,555	6,555
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 12/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	885	885
		12,240
Pennsylvania - 2.0%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.66% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,800	1,800
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	11,600	11,600
Participating VRDN Series Floaters XX 10 94, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,970	3,970
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	4,200	4,200
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Series Floaters XM 06 13, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,025	2,025
Series Floaters YX 10 49, 1.58% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,540	10,540
Series Floaters, XM 05 04, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,670	1,670
Series Putters 0047, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.61% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
Series Floaters XG 01 80, 1.56% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	2,500	2,500
Series Floaters YX 10 89, 1.58% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,085	5,085
Series Floaters ZM 06 50, 1.56% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	2,300	2,300
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	3,095	3,095
Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	1,500	1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series Floaters E 101, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	30,500	30,500
Series XX 10 44, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,965	3,965
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000	1,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series 2017, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,160	3,160
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, SIFMA Municipal Swap Index + 0.200% 1.59%, tender 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	28,970	28,970
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Floaters YX 10 75, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,795	5,795
		130,675
South Carolina - 0.7%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 11/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 10/11/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	995	995
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 12/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Lexington County School District #1 Bonds Series Solar 0058, 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,100	1,100
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series 2018 Floaters XL 00 79, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	26,215	26,215
Series Floaters XG 01 49, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,315	11,315
		44,815
Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Participating VRDN Series Floaters XF 25 76, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	15,390	15,390
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,785	3,785
Series Floaters XL 00 62, 1.62% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,100	1,100
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN:
Series 2014 ZF0208, 1.66% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series Floaters XM 04 46, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,500	2,500
		25,275
Texas - 3.9%
Abilene Participating VRDN Series Floaters G31, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,355	3,355
Bexar County Gen. Oblig. Participating VRDN Series Floaters G12, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,250	4,250
Boerne Independent School District Participating VRDN Series Floaters XG 01 64, 1.6% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	1,600	1,600
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Cypress-Fairbanks Independent School District Participating VRDN Series 2017 XM 0496, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,335	3,335
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	2,600	2,600
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Floaters ZF 26 97, 1.58% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Denton Independent School District Participating VRDN Series Floaters XF 06 48, 1.59% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,750	3,750
El Paso Gen. Oblig. Participating VRDN Series RBC G 59, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500	2,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	6,600	6,600
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.040% 1.64%, tender 10/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	36,800	36,800
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,180	10,180
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	9,500	9,500
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 10/11/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	780	780
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters ZF 06 19, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,200	5,200
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.59% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	2,405	2,405
Humble Independent School District Participating VRDN Series Floaters XF 26 63, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.6% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	1,600	1,600
Klein Independent School District Participating VRDN Series ROCS II R 11942, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	5,145	5,145
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,900	7,900
Laredo Gen. Oblig. Participating VRDN Series RBC G 60, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,620	4,620
Leander Independent School District Participating VRDN:
Series Floaters G34, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,000	2,000
Series Floaters XF 24 22, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	9,250	9,250
Mansfield Independent School District Participating VRDN Series Floaters XG 01 55, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	5,543	5,543
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,700	3,700
New Hope Cultural Ed. Facilities Finc Participating VRDN Series Floaters XF 05 99, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,900	1,900
Princeton Independent School District Participating VRDN Series Floaters G14, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,500	5,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 1.59% 10/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	7,465	7,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 1.61% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series 16 ZF 0282, 1.6% 10/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,760	7,760
Series XY1001, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,620	4,620
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,100	2,100
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.61% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,150	1,150
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.59% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,730	5,730
Texas Gen. Oblig. Participating VRDN:
Series 15 XF0075, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,915	11,915
Series Floaters XM 04 04, 1.59% 10/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,500	7,500
Series MS 3390, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series Floaters XF 06 61, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 25 57, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	6,320	6,320
Series Floaters XG 01 66, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,295	3,295
Series Floaters ZM 05 87, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
Series XF 06 25, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700	2,700
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.59% 10/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,400	2,400
Whitehouse Independent School District Participating VRDN Series Floaters G10, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,700	2,700
		249,583
Utah - 0.4%
Riverton Hosp. Rev.:
Bonds Series WF 11 35C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,530	5,530
Participating VRDN Series RBC ZF 0274, 1.61% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,100	4,100
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XF 26 28, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,100	4,100
Series Floaters XG 01 71, 1.62% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,050	3,050
Series XM 03 64, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,300	7,300
		24,080
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,565	1,565
Virginia - 1.7%
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series Floaters XG 01 91, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	15,300	15,300
Series MS 3309, 1.59% 10/5/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,300	2,300
Fairfax County Indl. Dev. Auth. Rev. Participating VRDN Series XG 00 21, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	6,660	6,660
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,300	2,300
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 10/11/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 1.6% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,315	1,315
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN:
Series Floaters XG 01 83, 1.58% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,430	6,430
Series Floaters XL 00 69, 1.58% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,170	8,170
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.76% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	36,055	36,055
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 11/29/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Participating VRDN:
Series 15 ZF0173, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Floaters XF 06 26, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,125	3,125
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,400	3,400
Virginia Gen. Oblig. Bonds Series 2016 11, SIFMA Municipal Swap Index + 0.050% 1.71%, tender 11/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	495	495
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.76%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)	1,800	1,800
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series Floaters XM 04 48, 1.58% 10/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,500	7,500
1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,015	1,015
		109,660
Washington - 1.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	8,655	8,655
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.6% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	24,400	24,400
Series Putters 15 XM0012, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,105	8,105
Series ROC II R 11962, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Seattle Muni. Lt. & Pwr. Rev.:
Bonds:
Series Solar 0055, 1.71%, tender 12/27/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,685	1,685
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 11/29/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	600	600
Participating VRDN Series Floaters XF 06 64, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,165	2,165
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 10/25/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,180	1,180
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 1.62% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	7,000	7,000
Series Floaters XM 06 81, 1.62% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	10,300	10,300
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,500	2,500
Participating VRDN:
Series 15 ZM0121, 1.59% 10/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,250	1,250
Series 16 XM0219, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,335	4,335
Series Floaters XF 06 11, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,800	3,800
Series Floaters XF 25 39, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,900	3,900
Series MS 33 864X, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,700	1,700
Series ROC II R 14074, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,800	3,800
Series XF 0294, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,000	6,000
1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,175	9,175
Series 15 XF0148, 1.59% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	6,465	6,465
Series 2015 XF0150, 1.59% 10/5/18 (Liquidity Facility Bank of America NA) (a)(c)	4,355	4,355
Series Floaters XF 25 27, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,875	2,875
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,530	2,530
		121,820
Wisconsin - 0.6%
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, SIFMA Municipal Swap Index + 0.150% 1.71%, tender 12/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.6% 10/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	1,455	1,455
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 06 14, 1.59% 10/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,510	4,510
Series Floaters XF 24 18, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	5,000	5,000
Series Floaters XF 25 41, 1.59% 10/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
Series Floaters ZF 26 36, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,800	4,800
Series XM 04 79, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters 3184, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,260	7,260
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 1.59% 10/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,600	4,600
		36,025
TOTAL TENDER OPTION BOND
(Cost $2,343,878)		2,343,878

Other Municipal Security - 27.0%
Alabama - 0.5%
Huntsville Health Care Auth. Rev. Series 2018:
1.45% 10/1/18, CP	12,200	12,200
1.76% 1/2/19, CP	10,300	10,300
1.77% 12/3/18, CP	7,300	7,300
		29,800
Arizona - 0.2%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
1.57% 10/4/18, CP	3,000	3,000
1.69% 10/3/18, CP	13,000	13,000
		16,000
California - 0.6%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,790	5,790
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,465	2,465
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018, 1.72% 12/18/18 (Liquidity Facility Royal Bank of Canada), CP	31,600	31,600
		39,855
Connecticut - 0.7%
Bethel Gen. Oblig. BAN Series 2018, 2.5% 11/15/18	5,400	5,406
Bloomfield Gen. Oblig. BAN Series 2018, 2.5% 1/29/19	3,000	3,007
Bristol Gen. Oblig. BAN Series 2018, 2.25% 10/25/18	1,700	1,701
Brookfield Gen. Oblig. BAN Series A, 2.25% 11/15/18	2,100	2,103
Colchester Gen. Oblig. BAN Series 2018, 2.5% 10/17/18	3,000	3,001
Connecticut Gen. Oblig. Bonds:
Series 2017 B, 5% 4/15/19	725	736
Series 2018 A, 5% 4/15/19	1,700	1,728
Series 2018 B, 5% 4/15/19	6,600	6,708
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S2, 1.65% tender 10/3/18, CP mode	10,790	10,790
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2018 A, 4% 1/1/19	1,100	1,106
East Hampton Gen. Oblig. BAN Series 2018, 2.75% 9/12/19	1,713	1,724
Watertown Gen. Oblig. BAN Series 2018, 2.5% 10/25/18	2,200	2,201
Windham Gen. Oblig. BAN Series 2018, 2.75% 10/12/18	2,400	2,401
Wolcott Gen. Oblig. BAN Series 2018, 2.5% 11/8/18	600	601
		43,213
District Of Columbia - 0.2%
District of Columbia Rev. Bonds Series 2000, 1.6% tender 10/10/18, LOC JPMorgan Chase Bank, CP mode	5,500	5,500
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2018, 1.65% 10/23/18, LOC JPMorgan Chase Bank, CP	7,400	7,400
		12,900
Florida - 2.7%
Florida Local Govt. Fin. Cmnty. Series 11A1:
1.54% 10/4/18, LOC JPMorgan Chase Bank, CP	21,018	21,018
1.7% 11/5/18, LOC JPMorgan Chase Bank, CP	8,288	8,288
Hillsborough County Cap. Impt. Prog. Rev. Series A, 1.74% 11/15/18 (Liquidity Facility MUFG Union Bank NA), CP	1,800	1,800
Jacksonville Gen. Oblig.:
Series 04A, 1.72% 12/5/18, LOC Bank of America NA, CP	5,100	5,100
Series A, 1.77% 12/5/18, LOC Bank of America NA, CP	2,600	2,600
Miami-Dade County School District TAN Series 2018, 5% 6/15/19	75,090	76,717
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 1.75% 12/4/18, LOC Barclays Bank PLC, CP	8,800	8,800
Series B, 1.75% 12/5/18, LOC Sumitomo Mitsui Banking Corp., CP	8,400	8,400
Palm Beach Series 2018, 1.51% 10/4/18, LOC Citibank NA, CP	12,350	12,350
Pinellas County School District TAN Series 2018, 3% 6/28/19 (f)	14,250	14,356
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.86%, tender 4/26/19 (a)(d)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.81%, tender 4/26/19 (a)(d)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.86%, tender 4/26/19 (a)(d)	5,300	5,300
		169,529
Georgia - 1.7%
Atlanta Arpt. Rev.:
Series D1:
1.63% 11/2/18, LOC Bank of America NA, CP	13,500	13,500
1.72% 11/2/18, LOC Bank of America NA, CP	1,200	1,200
Series D3:
1.63% 11/2/18, LOC Bank of America NA, CP	2,100	2,100
1.75% 11/2/18, LOC Bank of America NA, CP	352	352
Series H1, 1.75% 12/5/18, LOC PNC Bank NA, CP	8,000	8,000
Cobb County Gen. Obligations TAN Series 2018, 2.25% 11/30/18	37,000	37,039
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 1.75% tender 12/5/18, LOC Barclays Bank PLC, CP mode	7,300	7,300
Series B, 1.71% 11/1/18, LOC PNC Bank NA, CP	14,400	14,400
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	15,985	15,985
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.66%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	11,005	11,005
		110,881
Hawaii - 0.2%
Honolulu City & County Gen. Oblig. Series B1, 1.76% 1/2/19, LOC Sumitomo Mitsui Banking Corp., CP	16,200	16,200
Illinois - 1.3%
Chicago O'Hare Int'l. Arpt. Rev.:
Series A2, 1.76% 12/12/18, LOC Bank of America NA, CP	1,643	1,643
Series B2, 1.76% 12/12/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,500	1,500
Series C2, 1.76% 12/12/18, LOC Barclays Bank PLC, CP	1,357	1,357
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.74% 11/1/18, LOC PNC Bank NA, CP	10,500	10,500
Series LOY, 1.55% 10/2/18, LOC PNC Bank NA, CP	12,300	12,300
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.86%, tender 4/26/19 (a)(d)	600	600
Series 12I:
1.49% tender 10/1/18, CP mode	7,200	7,200
1.7% tender 10/10/18, CP mode	4,300	4,300
Series H:
1.67% tender 12/3/18, CP mode	10,200	10,200
1.8% tender 2/14/19, CP mode	10,200	10,200
Series I, 1.75% tender 1/2/19, CP mode	15,900	15,900
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 17B, 1.65% tender 10/1/18, CP mode	4,500	4,500
		80,200
Indiana - 0.4%
Indiana Fin. Auth. Health Sys. Rev. Bonds (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/18 (Pre-Refunded to 11/1/18 @ 100)	7,815	7,838
Indiana Univ. Student Fee Revs. Series 2018, 1.7% 11/15/18, CP	2,600	2,600
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.68% 10/1/18, LOC JPMorgan Chase Bank, CP	16,200	16,200
		26,638
Kansas - 0.3%
Wyandotte/Kansas City Unified Govt. BAN Series 2018 I, 1.75% 3/1/19	16,400	16,400
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.78% tender 10/17/18, CP mode	4,000	4,000
Maryland - 0.1%
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 1.75%, tender 12/3/18 (a)	8,705	8,705
Massachusetts - 0.3%
Massachusetts Gen. Oblig. Bonds Series 2017 A, SIFMA Municipal Swap Index + 0.470% 2.03% 2/1/19 (a)(d)	5,900	5,900
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series H1:
1.4% tender 10/1/18, CP mode	1,000	1,000
1.71% tender 11/6/18, CP mode	1,245	1,245
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
Series 1992, 1.8% tender 11/8/18, CP mode	5,400	5,400
Series 2018, 1.8% tender 10/5/18, CP mode	2,500	2,500
Middleborough Gen. Oblig. BAN Series 2017, 2% 10/5/18	2,053	2,053
		18,098
Michigan - 0.5%
Michigan Bldg. Auth. Rev.:
Bonds Series 2008, 6.25% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	2,865	2,870
Series 7, 1.85% 1/17/19, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	14,200	14,200
Michigan State Univ. Revs. Bonds Series 2010 C, 5% 8/15/19	1,110	1,139
Univ. of Michigan Rev. Series K1:
1.53% 10/11/18, CP	3,655	3,655
1.7% 12/5/18, CP	7,745	7,745
		29,609
Minnesota - 0.4%
Minneapolis Health Care Sys. Rev. Bonds (Fairview Hsp & Hltcare Srv Sys.) Series 2008 A, 6.75% 11/15/18 (Pre-Refunded to 11/15/18 @ 100)	1,000	1,006
Univ. of Minnesota Gen. Oblig.:
Series 07B, 1.55% 10/1/18, CP	1,800	1,800
Series 17F, 1.55% 10/1/18, CP	2,300	2,300
Series G, 1.7% 12/5/18, CP	9,900	9,900
Series H:
1.35% 10/3/18, CP	6,000	6,000
1.72% 10/3/18, CP	2,000	2,000
1.76% 12/4/18, CP	1,763	1,763
		24,769
Missouri - 0.6%
Curators of the Univ. of Missouri Series A:
1.35% 10/4/18, CP	1,700	1,700
1.52% 10/3/18, CP	9,235	9,235
1.55% 10/4/18, CP	7,400	7,400
1.58% 11/6/18, CP	12,105	12,105
1.7% 12/5/18, CP	6,000	6,000
		36,440
Montana - 0.1%
Montana Board of Invt. Bonds:
(Intercap Revolving Prog.) Series 2017, 1.65%, tender 3/1/19 (a)	4,460	4,460
Series 2017:
1.65%, tender 3/1/19 (a)	1,925	1,925
1.65%, tender 3/1/19 (a)	2,680	2,680
		9,065
Nebraska - 0.7%
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.54% 10/4/18, CP	4,400	4,400
1.57% 10/5/18, CP	5,500	5,500
1.6% 10/9/18, CP	4,500	4,500
1.6% 10/10/18, CP	4,800	4,800
1.6% 10/10/18, CP	1,900	1,900
1.68% 10/3/18, CP	4,400	4,400
1.69% 11/5/18, CP	8,300	8,300
1.72% 11/7/18, CP	8,370	8,370
		42,170
Nevada - 0.0%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06B, 1.69% 10/3/18, LOC Wells Fargo Bank NA, CP	2,340	2,340
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series B, 1.78% tender 10/23/18, CP mode	8,200	8,200
New Jersey - 0.6%
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19 (f)	8,170	8,262
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	1,200	1,207
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2018 B, 3% 4/22/19	11,700	11,775
Camden County BAN Series 2017 A, 3% 10/25/18	3,700	3,704
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	13,000	13,038
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	2,500	2,505
		40,491
New York - 0.2%
New York City Trust For Cultural Bonds Series 2014 B1, SIFMA Municipal Swap Index + 0.020% 1.58%, tender 4/8/19 (a)(d)	8,225	8,225
New York Pwr. Auth. Series 2, 1.72% 11/8/18, CP	5,923	5,923
		14,148
North Carolina - 0.4%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	24,710	24,910
Ohio - 0.5%
Butler County Gen. Oblig. BAN Series 2018, 3% 1/24/19	1,500	1,507
Kent Various Purp. Bond BAN Series 2018, 2.875% 8/21/19	1,575	1,588
North Ridgeville Gen. Oblig. BAN Series 2018, 3% 6/13/19	2,250	2,267
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5:
1.71% tender 11/15/18, CP mode	3,700	3,700
1.72% tender 12/4/18, CP mode	7,400	7,400
Series B6, 1.72% tender 12/4/18, CP mode	9,700	9,700
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	1,500	1,510
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	3,600	3,636
		31,308
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
1.54% 10/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,400	2,400
1.75% 10/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	500	500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.91%, tender 4/26/19 (a)(d)	1,650	1,650
		4,550
South Carolina - 0.3%
Charleston County School District BAN Series 2018 A, 2.5% 11/6/18	17,700	17,714
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2008 A, 5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	4,330	4,371
		22,085
Tennessee - 1.0%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev.:
Series A, 1.7% 11/7/18, LOC State Street Bank & Trust Co., Boston, CP	14,800	14,800
Series A, 1.75% 11/13/18, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B:
1.74% 10/25/18 (Liquidity Facility JPMorgan Chase Bank), CP	15,000	15,000
1.74% 10/25/18 (Liquidity Facility JPMorgan Chase Bank), CP	8,400	8,400
1.74% 10/25/18 (Liquidity Facility MUFG Union Bank NA), CP	17,700	17,700
		63,400
Texas - 11.1%
Austin Elec. Util. Sys. Rev. Series A:
1.57% 10/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	20,780	20,780
1.69% 10/3/18 (Liquidity Facility JPMorgan Chase Bank), CP	24,500	24,500
Brownsville Util. Sys. Rev. Series A, 1.77% 12/13/18, LOC MUFG Union Bank NA, CP	2,000	2,000
Fort Bend Independent School District:
Series 2018:
1.75% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,600	1,600
1.76% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,125	1,125
1.76% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,600	7,600
Series Q, 1.77% 12/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,700	1,700
Garland Util. Sys. Rev.:
Series 18, 1.55% 10/1/18, LOC Bank of America NA, CP	3,200	3,200
Series 2018, 1.7% 11/2/18, LOC Bank of America NA, CP	3,170	3,170
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Bonds Series 2008 D, 5.625% 11/15/18 (Pre-Refunded to 11/15/18 @ 100)	15,000	15,075
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.76%, tender 4/26/19 (a)(d)	2,900	2,900
Series 16B1, 1.52% tender 10/2/18, CP mode	27,300	27,300
Series 16B2, 1.76% tender 1/4/19, CP mode	16,200	16,200
Series 16B3, 1.45% tender 11/5/18, CP mode	28,900	28,900
Harris County Gen. Oblig.:
Series A1, 1.67% 10/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,151	3,151
Series D, 1.67% 10/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	10,300	10,300
Series E, 1.74% 11/15/18, LOC Landesbank Hessen-Thuringen, CP	1,600	1,600
Series E1, 1.74% 11/15/18, LOC Landesbank Hessen-Thuringen, CP	8,865	8,865
Series E2, 1.74% 11/15/18, LOC Barclays Bank PLC, CP	4,700	4,700
Harris County Metropolitan Trans. Auth.:
Series A1:
1.55% 10/18/18 (Liquidity Facility JPMorgan Chase Bank), CP	15,900	15,900
1.6% 11/15/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,800	7,800
1.7% 10/11/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,300	1,300
Series A3, 1.7% 10/11/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	13,000	13,000
Houston Gen. Oblig. Series E1:
1.72% 12/5/18, LOC Citibank NA, CP	1,900	1,900
1.78% 1/8/19, LOC Citibank NA, CP	1,700	1,700
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A:
1.57% 10/3/18, CP	3,800	3,800
1.7% 12/5/18, CP	5,140	5,140
1.8% 1/3/19, CP	1,600	1,600
Lower Colorado River Auth. Rev.:
Series 2018:
1.38% 10/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,913	13,913
1.58% 10/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
1.72% 12/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,798	3,798
1.74% 10/30/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,400	6,400
Series B, 1.75% 1/2/19, LOC State Street Bank & Trust Co., Boston, CP	12,300	12,300
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.86%, tender 4/26/19 (a)(d)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.86%, tender 4/26/19 (a)(d)	2,400	2,400
Texas A&M Univ. Rev. Series B:
1.35% 10/2/18, CP	14,400	14,400
1.45% 10/4/18, CP	7,398	7,398
1.59% 10/3/18, CP	18,400	18,400
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	215,500	219,510
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.58% 10/3/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,300	2,300
1.6% 11/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,300	7,300
1.7% 10/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,300	2,300
1.71% 10/17/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,900	2,900
1.71% 12/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,500	14,500
1.72% 11/8/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,200	14,200
1.72% 12/4/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,200	8,200
1.72% 12/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,900	6,900
1.73% 11/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,300	4,300
1.73% 12/12/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,800	4,800
1.75% 12/3/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,200	4,200
1.75% 12/7/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,300	8,300
1.75% 12/7/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
1.75% 1/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,600	4,600
1.76% 12/12/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,400	8,400
1.78% 2/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,300	8,300
1.79% 1/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,300	8,300
Univ. of Texas Permanent Univ. Fund Rev. Series A:
1.4% 10/1/18, CP	25,000	25,000
1.73% 12/13/18, CP	8,300	8,300
Upper Trinity Reg'l. Wtr. District Series 2018:
1.6% 10/10/18, LOC Bank of America NA, CP	5,500	5,500
1.63% 11/1/18, LOC Bank of America NA, CP	4,200	4,200
		709,025
Virginia - 0.2%
Norfolk Econ. Dev. Auth. Rev. Series 2018, 1.72% 10/4/18, CP	3,700	3,700
Univ. of Virginia Gen. Rev. Series 03A, 1.65% 10/4/18, CP	6,700	6,700
		10,400
Washington - 0.2%
Univ. of Washington Univ. Revs. Series A:
1.6% 10/2/18, CP	7,200	7,200
1.67% 12/7/18, CP	4,500	4,500
		11,700
Wisconsin - 0.7%
Wisconsin Gen. Oblig.:
Series 06A, 1.73% 12/5/18 (Liquidity Facility BMO Harris Bank NA), CP	4,211	4,211
Series 13A, 1.74% 12/6/18 (Liquidity Facility BMO Harris Bank NA), CP	5,210	5,210
Series 16A, 1.73% 12/5/18 (Liquidity Facility BMO Harris Bank NA), CP	5,200	5,200
Wisconsin Trans. Rev. Series 13A:
1.71% 11/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,400	6,400
1.74% 12/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	21,665	21,665
		42,686
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,719,715)		1,719,715
	Shares (000s)	Value (000s)

Investment Company - 9.5%
Fidelity Tax-Free Cash Central Fund, 1.61%(g)(h)
(Cost $607,165)	607,109	607,165
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $6,472,847)		6,472,847
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(93,198)
NET ASSETS - 100%		$6,379,649

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,279,000 or 1.0% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $82,095,000 or 1.3% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$11,600
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.76%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$4,200
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 2/27/18	$16,080
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 2/26/18	$5,800
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	6/7/18 - 8/15/18	$2,600
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.71% 11/9/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$1,790
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$6,600
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,880
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$10,520
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.74% 11/9/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$2,700
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.76%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	7/12/18	$900
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.73%, tender 12/3/18 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$3,095
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	11/10/16	$1,500
Riverton Hosp. Rev. Bonds Series WF 11 35C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$600
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.76%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$1,800
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 10/25/18 (Liquidity Facility Wells Fargo Bank NA)	5/9/13 - 2/18/16	$2,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$2,653
Total	$2,653

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,865,682)	$5,865,682
Fidelity Central Funds (cost $607,165)	607,165
Total Investment in Securities (cost $6,472,847)		$6,472,847
Cash		4,175
Receivable for investments sold		6,000
Receivable for fund shares sold		12,378
Interest receivable		15,831
Distributions receivable from Fidelity Central Funds		667
Prepaid expenses		12
Receivable from investment adviser for expense reductions		174
Other receivables		66
Total assets		6,512,150
Liabilities
Payable for investments purchased
Regular delivery	$93,185
Delayed delivery	22,618
Payable for fund shares redeemed	13,972
Distributions payable	1,547
Accrued management fee	721
Distribution and service plan fees payable	2
Other affiliated payables	352
Other payables and accrued expenses	104
Total liabilities		132,501
Net Assets		$6,379,649
Net Assets consist of:
Paid in capital		$6,379,721
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		(73)
Net Assets		$6,379,649
Class I:
Net Asset Value, offering price and redemption price per share ($6,353,978 ÷ 6,352,799 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($386 ÷ 386 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($3,146 ÷ 3,146 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($22,139 ÷ 22,133 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2018 (Unaudited)
Investment Income
Interest		$37,867
Income from Fidelity Central Funds		2,653
Total income		40,520
Expenses
Management fee	$3,857
Transfer agent fees	1,653
Distribution and service plan fees	10
Accounting fees and expenses	234
Custodian fees and expenses	21
Independent trustees' fees and expenses	13
Registration fees	154
Audit	21
Legal	2
Miscellaneous	10
Total expenses before reductions	5,975
Expense reductions	(976)
Total expenses after reductions		4,999
Net investment income (loss)		35,521
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6
Total net realized gain (loss)		6
Net increase in net assets resulting from operations		$35,527

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2018 (Unaudited)	Year ended March 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,521	$27,522
Net realized gain (loss)	6	(17)
Net increase in net assets resulting from operations	35,527	27,505
Distributions to shareholders from net investment income	(35,519)	(27,522)
Share transactions - net increase (decrease)	1,886,787	2,225,123
Total increase (decrease) in net assets	1,886,795	2,225,106
Net Assets
Beginning of period	4,492,854	2,267,748
End of period	$6,379,649	$4,492,854
Other Information
Undistributed net investment income end of period	$1	$–
Distributions in excess of net investment income end of period	$–	$(1)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.008	.004	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001B	.001	–A	–A
Total from investment operations	.006	.008	.005	.001	–A	–A
Distributions from net investment income	(.006)	(.008)	(.004)	–A	–A	–A
Distributions from net realized gain	–	–	(.001)	(.001)	–A	–A
Total distributions	(.006)	(.008)	(.005)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.65%	.84%	.50%	.08%	.03%	.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.22%G	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.18%G	.18%	.18%	.05%	.06%	.11%
Expenses net of all reductions	.18%G	.18%	.18%	.05%	.06%	.10%
Net investment income (loss)	1.28%G	.86%	.44%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$6,354	$4,488	$2,262	$1,429	$2,166	$2,055

 A Amount represents less than $.0005 per share.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class II

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.007	.003	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	–A
Total from investment operations	.006	.007	.003	.001	–A	–A
Distributions from net investment income	(.006)	(.007)	(.003)	–A	–A	–A
Distributions from net realized gain	–	–	(.001)	(.001)	–A	–A
Total distributions	(.006)	(.007)	(.003)B	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.57%	.69%	.35%	.08%	.03%	.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.33%G	.33%	.33%	.06%	.06%	.11%
Expenses net of all reductions	.33%G	.33%	.33%	.05%	.06%	.10%
Net investment income (loss)	1.14%G	.71%	.29%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$–H	$–H	$–H	$1	$12	$12

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0027 and distributions from net realized gain of $.0007 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class III

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.005	.006	.002	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	.001B	.001	–A	–A
Total from investment operations	.005	.006	.003	.001	–A	–A
Distributions from net investment income	(.005)	(.006)	(.002)	–A	–A	–A
Distributions from net realized gain	–	–	(.001)	(.001)	–A	–A
Total distributions	(.005)	(.006)	(.003)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.52%	.59%	.25%	.08%	.03%	.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.43%G	.43%	.39%	.06%	.06%	.11%
Expenses net of all reductions	.43%G	.43%	.39%	.06%	.06%	.10%
Net investment income (loss)	1.03%G	.61%	.23%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3	$3	$5	$215	$285	$275

 A Amount represents less than $.0005 per share.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Select Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2018	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.008	.004	–A	–A	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A	–A
Total from investment operations	.006	.008	.004	.001	–A	–A
Distributions from net investment income	(.006)	(.008)	(.004)	–A	–A	–A
Distributions from net realized gain	–	–	(.001)	(.001)	–A	–A
Total distributions	(.006)	(.008)	(.004)B	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.62%	.79%	.44%	.08%	.03%	.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%G	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.06%	.06%	.11%
Expenses net of all reductions	.23%G	.23%	.23%	.06%	.06%	.11%
Net investment income (loss)	1.23%G	.81%	.39%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$22	$1	$–H	$4	$4	$7

 A Amount represents less than $.0005 per share.

 B Total distributions of $.004 per share is comprised of distributions from net investment income of $.0037 and distributions from net realized gain of $.0007 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2018
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Prime Money Market Portfolio, Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio, Money Market Portfolio and Prime Reserves Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except for Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.

In accordance with amendments to Rule 2a-7 of the 1940 Act, Prime Money Market Portfolio and Prime Reserves Portfolio (the Institutional Funds) have each been designated an institutional money market fund, and the value of their shares are calculated to four decimal places that fluctuates based upon changes in the value of their investments.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Institutional Fund's investments to the Fair Value Committee (the Committee) established by the Institutional Funds' investment adviser. In accordance with valuation policies and procedures approved by the Board, each Institutional Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Institutional Funds' valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Institutional Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Institutional Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) the Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Treasury Portfolio	$253
Government Portfolio	834
Money Market Portfolio	970
Prime Money Market Portfolio	474
Tax-Exempt Portfolio	64

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$16,536,374	$–	$–	$–
Treasury Portfolio	23,558,166	–	–	–
Government Portfolio	109,632,806	–	–	–
Money Market Portfolio	40,381,056	–	–	–
Prime Money Market Portfolio	11,107,841	727	(219)	508
Prime Reserves Portfolio	5,966,332	276	(265)	11
Tax-Exempt Portfolio	6,472,847	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2019	Total with expiration
Government Portfolio	(118)	(118)

	No expiration
	Short-term	Total no expiration	Total capital loss carryforward
Treasury Only Portfolio	$(13)	$(13)	$(13)
Government Portfolio	(276)	(276)	(394)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2017 to March 31, 2018. Loss deferrals were as follows:

Capital losses
Tax-Exempt Portfolio	(13)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Prime Money Market Portfolio, Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$189	$1
Class III	1,203	–
Class IV	297	–
Select Class	34	2
	$1,723	$3
Treasury Portfolio:
Class II	$244	$2
Class III	3,375	–
Class IV	2,329	–
Select Class	55	–(a)
	$6,003	$2
Government Portfolio:
Class II	$599	$57
Class III	4,051	–
Select Class	91	–(a)
	$4,741	$57
Money Market Portfolio:
Class II	$113	$–
Class III	254	6
Select Class	3	1
	$370	$7
Prime Money Market Portfolio:
Class II	$20	$4
Class III	8	–(a)
Class IV	–(a)	–(a)
Select Class	6	1
	$34	$5
Prime Reserves Portfolio:
Class II	$3	$3
Class III	2	2
Select Class	2	2
	$7	$7
Tax-Exempt Portfolio:
Class II	$1	$–(a)
Class III	5	2
Select Class	4	4
	$10	$6

 (a) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$2,224
Class II	76
Class III	289
Class IV	36
Select Class	41
Institutional Class	993
$3,659
Treasury Portfolio
Class I	$2,730
Class II	98
Class III	810
Class IV	279
Select Class	66
Institutional Class	1,394
$5,377
Government Portfolio
Class I	$9,839
Class II	240
Class III	972
Select Class	109
Institutional Class	10,469
$21,629
Money Market Portfolio
Class I	$4,223
Class II	45
Class III	61
Select Class	4
Institutional Class	2,904
$7,237
Prime Money Market Portfolio
Class I	$257
Class II	8
Class III	2
Class IV	–(a)
Select Class	7
Institutional Class	1,529
$1,803
Prime Reserves Portfolio
Class I	$673
Class II	1
Class III	1
Select Class	2
Institutional Class	429
$1,106
Tax-Exempt Portfolio
Class I	$1,647
Class II	–(a)
Class III	1
Select Class	5
$1,653

 (a) In the amount of less than five hundred dollars.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Treasury Only Portfolio	.01
Treasury Portfolio	.01
Prime Money Market Portfolio	.01
Prime Reserves Portfolio	.01
Tax-Exempt Portfolio	.01

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Prime Reserves Portfolio and Tax-Exempt Portfolio had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	17,714	2.07%
Prime Reserves Portfolio	Lender	15,762	2.12%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$1,188
Class II	.33%	40
Class III	.43%	151
Class IV	.68%	19
Select Class	.23%	22
Institutional Class	.14%	1,392
Treasury Portfolio
Class I	.18%	$1,306
Class II	.33%	46
Class III	.43%	376
Class IV	.68%	128
Select Class	.23%	32
Institutional Class	.14%	1,812
Government Portfolio
Class I	.18%	$4,071
Class II	.33%	96
Class III	.43%	390
Select Class	.23%	45
Institutional Class	.14%	12,203
Money Market Portfolio
Class I	.18%	$1,993
Class II	.33%	21
Class III	.43%	28
Select Class	.23%	2
Institutional Class	.14%	3,722
Prime Money Market Portfolio
Class I	.18%	$134
Class II	.33%	4
Class III	.43%	1
Class IV	.68%	–(a)
Select Class	.23%	3
Institutional Class	.14%	2,095
Prime Reserves Portfolio
Class I	.18%	$499
Class II	.33%	1
Class III	.43%	–(a)
Select Class	.23%	2
Institutional Class	.14%	779
Tax-Exempt Portfolio
Class I	.18%	$970
Class II	.33%	–(a)
Class III	.43%	1
Select Class	.23%	3

 (a) In the amount of less than five hundred dollars.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury Only Portfolio	$6
Government Portfolio	34
Money Market Portfolio	–(a)
Prime Reserves Portfolio	–(a)
Tax-Exempt Portfolio	2

 (a) In the amount of less than five hundred dollars.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2018	Year ended March 31, 2018
Treasury Only Portfolio
From net investment income
Class I	$63,995	$64,342
Class II	1,974	1,813
Class III	7,057	6,096
Class IV	722	322
Select Class	1,128	1,329
Institutional Class	58,498	51,743
Total	$133,374	$125,645
Treasury Portfolio
From net investment income
Class I	$78,587	$78,910
Class II	2,576	5,392
Class III	19,785	18,539
Class IV	5,671	3,805
Select Class	1,820	3,108
Institutional Class	81,529	97,754
Total	$189,968	$207,508
Government Portfolio
From net investment income
Class I	$283,622	$298,377
Class II	6,336	5,610
Class III	23,977	22,241
Select Class	3,038	7,297
Institutional Class	619,592	618,887
Total	$936,565	$952,412
Money Market Portfolio
From net investment income
Class I	$143,173	$131,597
Class II	1,426	378
Class III	1,821	1,083
Select Class	123	190
Institutional Class	201,115	163,594
Total	$347,658	$296,842
Prime Money Market Portfolio
From net investment income
Class I	$8,389	$10,974
Class II	239	416
Class III	57	84
Select Class	211	260
Institutional Class	101,880	150,197
Total	$110,776	$161,931
Prime Reserves Portfolio
From net investment income
Class I	$22,334	$15,394
Class II	30	11
Class III	17	17
Select Class	76	49
Institutional Class	29,022	23,921
Total	$51,479	$39,392
Tax-Exempt Portfolio
From net investment income
Class I	$35,393	$27,486
Class II	4	3
Class III	25	26
Select Class	97	7
Total	$35,519	$27,522

7. Share Transactions.

Share Transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2018	Year ended March 31, 2018	Six months ended September 30, 2018	Year ended March 31, 2018
Treasury Only Portfolio
Class I
Shares sold	8,524,918	13,898,146	$8,524,918	$13,898,146
Reinvestment of distributions	37,657	40,742	37,657	40,742
Shares redeemed	(7,577,236)	(14,600,049)	(7,577,236)	(14,600,049)
Net increase (decrease)	985,339	(661,161)	$985,339	$(661,161)
Class II
Shares sold	286,274	565,102	$286,274	$565,102
Reinvestment of distributions	508	564	508	564
Shares redeemed	(304,249)	(463,274)	(304,249)	(463,274)
Net increase (decrease)	(17,467)	102,392	$(17,467)	$102,392
Class III
Shares sold	2,084,917	3,565,814	$2,084,917	$3,565,814
Reinvestment of distributions	3,131	2,797	3,131	2,797
Shares redeemed	(2,027,893)	(3,561,332)	(2,027,893)	(3,561,332)
Net increase (decrease)	60,155	7,279	$60,155	$7,279
Class IV
Shares sold	156,519	317,011	$156,519	$317,011
Reinvestment of distributions	722	322	722	322
Shares redeemed	(170,713)	(233,734)	(170,713)	(233,734)
Net increase (decrease)	(13,472)	83,599	$(13,472)	$83,599
Select Class
Shares sold	395,966	1,022,884	$395,966	$1,022,884
Reinvestment of distributions	457	498	457	498
Shares redeemed	(397,062)	(996,313)	(397,062)	(996,313)
Net increase (decrease)	(639)	27,069	$(639)	$27,069
Institutional Class
Shares sold	8,431,376	14,115,053	$8,431,376	$14,115,053
Reinvestment of distributions	34,527	28,860	34,527	28,860
Shares redeemed	(7,579,913)	(12,407,055)	(7,579,913)	(12,407,055)
Net increase (decrease)	885,990	1,736,858	$885,990	$1,736,858
Treasury Portfolio
Class I
Shares sold	26,992,843	64,687,881	$26,992,843	$64,687,881
Reinvestment of distributions	30,674	27,365	30,674	27,365
Shares redeemed	(24,908,921)	(64,779,012)	(24,908,921)	(64,779,012)
Net increase (decrease)	2,114,596	(63,766)	$2,114,596	$(63,766)
Class II
Shares sold	1,283,718	2,540,275	$1,283,718	$2,540,275
Reinvestment of distributions	198	66	198	66
Shares redeemed	(892,454)	(2,787,589)	(892,454)	(2,787,589)
Net increase (decrease)	391,462	(247,248)	$391,462	$(247,248)
Class III
Shares sold	4,156,402	9,138,371	$4,156,402	$9,138,371
Reinvestment of distributions	2,127	2,304	2,127	2,304
Shares redeemed	(4,245,395)	(8,901,163)	(4,245,395)	(8,901,163)
Net increase (decrease)	(86,866)	239,512	$(86,866)	$239,512
Class IV
Shares sold	788,135	1,879,779	$788,135	$1,879,779
Reinvestment of distributions	122	93	122	93
Shares redeemed	(713,688)	(1,747,578)	(713,688)	(1,747,578)
Net increase (decrease)	74,569	132,294	$74,569	$132,294
Select Class
Shares sold	318,177	1,869,589	$318,177	$1,869,589
Reinvestment of distributions	452	436	452	436
Shares redeemed	(425,603)	(1,768,887)	(425,603)	(1,768,887)
Net increase (decrease)	(106,974)	101,138	$(106,974)	$101,138
Institutional Class
Shares sold	53,590,989	111,217,162	$53,590,989	$111,217,162
Reinvestment of distributions	59,905	61,080	59,905	61,080
Shares redeemed	(55,013,244)	(106,879,463)	(55,013,244)	(106,879,463)
Net increase (decrease)	(1,362,350)	4,398,779	$(1,362,350)	$4,398,779
Government Portfolio
Class I
Shares sold	137,828,418	272,416,239	$137,828,418	$272,416,239
Reinvestment of distributions	79,707	90,725	79,707	90,725
Shares redeemed	(137,224,777)	(272,174,814)	(137,224,777)	(272,174,814)
Net increase (decrease)	683,348	332,150	$683,348	$332,150
Class II
Shares sold	1,340,594	4,629,479	$1,340,594	$4,629,479
Reinvestment of distributions	772	556	772	556
Shares redeemed	(1,230,168)	(4,795,417)	(1,230,168)	(4,795,417)
Net increase (decrease)	111,198	(165,382)	$111,198	$(165,382)
Class III
Shares sold	5,832,183	7,973,803	$5,832,183	$7,973,803
Reinvestment of distributions	7,485	7,153	7,485	7,153
Shares redeemed	(5,902,744)	(7,667,677)	(5,902,744)	(7,667,677)
Net increase (decrease)	(63,076)	313,279	$(63,076)	$313,279
Select Class
Shares sold	843,174	3,552,271	$843,174	$3,552,271
Reinvestment of distributions	2,749	6,213	2,749	6,213
Shares redeemed	(984,707)	(3,750,178)	(984,707)	(3,750,178)
Net increase (decrease)	(138,784)	(191,694)	$(138,784)	$(191,694)
Institutional Class
Shares sold	303,022,047	527,275,544	$303,022,047	$527,275,544
Reinvestment of distributions	411,705	394,418	411,705	394,418
Shares redeemed	(294,941,287)	(521,284,015)	(294,941,287)	(521,284,015)
Net increase (decrease)	8,492,465	6,385,947	$8,492,465	$6,385,947
Money Market Portfolio
Class I
Shares sold	10,913,287	14,607,331	$10,913,287	$14,607,331
Reinvestment of distributions	125,767	114,911	125,767	114,911
Shares redeemed	(7,325,689)	(9,807,798)	(7,325,689)	(9,807,798)
Net increase (decrease)	3,713,365	4,914,444	$3,713,365	$4,914,444
Class II
Shares sold	252,930	106,105	$252,930	$106,105
Reinvestment of distributions	1,416	372	1,416	372
Shares redeemed	(56,438)	(52,708)	(56,438)	(52,708)
Net increase (decrease)	197,908	53,769	$197,908	$53,769
Class III
Shares sold	207,592	136,885	$207,592	$136,885
Reinvestment of distributions	1,808	1,083	1,808	1,083
Shares redeemed	(72,811)	(97,100)	(72,811)	(97,100)
Net increase (decrease)	136,589	40,868	$136,589	$40,868
Select Class
Shares sold	5,922	4,726	$5,922	$4,726
Reinvestment of distributions	123	190	123	190
Shares redeemed	(9,266)	(1,093)	(9,266)	(1,093)
Net increase (decrease)	(3,221)	3,823	$(3,221)	$3,823
Institutional Class
Shares sold	18,201,043	18,849,926	$18,201,043	$18,849,926
Reinvestment of distributions	183,747	147,053	183,747	147,053
Shares redeemed	(10,780,220)	(13,127,259)	(10,780,220)	(13,127,259)
Net increase (decrease)	7,604,570	5,869,720	$7,604,570	$5,869,720
Prime Money Market Portfolio
Class I
Shares sold	4,757,638	5,653,623	$4,759,923	$5,656,249
Reinvestment of distributions	5,841	6,359	5,844	6,362
Shares redeemed	(4,693,943)	(5,812,154)	(4,696,178)	(5,814,892)
Net increase (decrease)	69,536	(152,172)	$69,589	$(152,281)
Class II
Shares sold	67,181	132,538	$67,205	$132,586
Reinvestment of distributions	128	320	128	320
Shares redeemed	(92,857)	(121,410)	(92,892)	(121,455)
Net increase (decrease)	(25,548)	11,448	$(25,559)	$11,451
Class III
Shares sold	3	6,390	$3	$6,393
Reinvestment of distributions	55	81	55	81
Shares redeemed	(1,563)	(6,975)	(1,563)	(6,978)
Net increase (decrease)	(1,505)	(504)	$(1,505)	$(504)
Class IV
Shares sold	–	–	$–	$–
Reinvestment of distributions	–(a)	–(a)	–(b)	–(b)
Shares redeemed	–	–	–	–
Net increase (decrease)	–(a)	–(a)	–(b)	–(b)
Select Class
Shares sold	251	22,922	$250	$22,934
Reinvestment of distributions	197	255	197	255
Shares redeemed	(11,246)	(19,602)	(11,250)	(19,612)
Net increase (decrease)	(10,798)	3,575	$(10,803)	$3,577
Institutional Class
Shares sold	32,200,200	70,629,449	$32,211,643	$70,654,399
Reinvestment of distributions	70,750	108,397	70,776	108,434
Shares redeemed	(32,930,557)	(69,173,476)	(32,942,367)	(69,197,656)
Net increase (decrease)	(659,607)	1,564,370	$(659,948)	$1,565,177
Prime Reserves Portfolio
Class I
Shares sold	2,049,016	2,492,943	$2,049,566	$2,493,435
Reinvestment of distributions	16,565	10,884	16,569	10,886
Shares redeemed	(1,299,049)	(1,191,854)	(1,299,376)	(1,192,085)
Net increase (decrease)	766,532	1,311,973	$766,759	$1,312,236
Class II
Shares sold	2,525	–	$2,525	$–
Reinvestment of distributions	30	10	30	10
Shares redeemed	–	–	–	–
Net increase (decrease)	2,555	10	$2,555	$10
Class III
Shares sold	1,218	6,568	$1,218	$6,570
Reinvestment of distributions	17	16	17	16
Shares redeemed	–	(6,575)	–	(6,576)
Net increase (decrease)	1,235	9	$1,235	$10
Select Class
Shares sold	8,119	12,419	$8,121	$12,422
Reinvestment of distributions	76	48	76	48
Shares redeemed	(3,066)	(9,069)	(3,067)	(9,071)
Net increase (decrease)	5,129	3,398	$5,130	$3,399
Institutional Class
Shares sold	2,407,993	3,730,498	$2,408,645	$3,731,229
Reinvestment of distributions	25,864	19,899	25,871	19,903
Shares redeemed	(1,529,459)	(2,286,060)	(1,529,851)	(2,286,502)
Net increase (decrease)	904,398	1,464,337	$904,665	$1,464,630
Tax-Exempt Portfolio
Class I
Shares sold	5,306,552	5,614,251	$5,306,552	$5,614,251
Reinvestment of distributions	27,846	20,135	27,846	20,135
Shares redeemed	(3,468,584)	(3,408,646)	(3,468,584)	(3,408,646)
Net increase (decrease)	1,865,814	2,225,740	$1,865,814	$2,225,740
Class II
Shares sold	1,261	–	$1,261	$–
Reinvestment of distributions	2	3	2	3
Shares redeemed	(1,261)	–	(1,261)	–
Net increase (decrease)	2	3	$2	$3
Class III
Shares sold	25,924	25,144	$25,924	$25,144
Reinvestment of distributions	18	17	18	17
Shares redeemed	(25,959)	(26,788)	(25,959)	(26,788)
Net increase (decrease)	(17)	(1,627)	$(17)	$(1,627)
Select Class
Shares sold	24,139	1,000	$24,139	$1,000
Reinvestment of distributions	6	7	6	7
Shares redeemed	(3,157)	–	(3,157)	–
Net increase (decrease)	20,988	1,007	$20,988	$1,007

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2018 to September 30, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period-B April 1, 2018 to September 30, 2018
Treasury Only Portfolio
Class I	.18%
Actual		$1,000.00	$1,008.60	$.91
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,007.90	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,007.40	$2.16
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Class IV	.68%
Actual		$1,000.00	$1,006.10	$3.42
Hypothetical-C		$1,000.00	$1,021.66	$3.45
Select Class	.23%
Actual		$1,000.00	$1,008.40	$1.16
Hypothetical-C		$1,000.00	$1,023.92	$1.17
Institutional Class	.14%
Actual		$1,000.00	$1,008.80	$.71
Hypothetical-C		$1,000.00	$1,024.37	$.71
Treasury Portfolio
Class I	.18%
Actual		$1,000.00	$1,008.60	$.91
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,007.80	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,007.30	$2.16
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Class IV	.68%
Actual		$1,000.00	$1,006.10	$3.42
Hypothetical-C		$1,000.00	$1,021.66	$3.45
Select Class	.23%
Actual		$1,000.00	$1,008.30	$1.16
Hypothetical-C		$1,000.00	$1,023.92	$1.17
Institutional Class	.14%
Actual		$1,000.00	$1,008.80	$.71
Hypothetical-C		$1,000.00	$1,024.37	$.71
Government Portfolio
Class I	.18%
Actual		$1,000.00	$1,008.70	$.91
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,007.90	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,007.40	$2.16
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Select Class	.23%
Actual		$1,000.00	$1,008.40	$1.16
Hypothetical-C		$1,000.00	$1,023.92	$1.17
Institutional Class	.14%
Actual		$1,000.00	$1,008.90	$.71
Hypothetical-C		$1,000.00	$1,024.37	$.71
Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,010.20	$.91
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,009.40	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,008.90	$2.17
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Select Class	.23%
Actual		$1,000.00	$1,009.90	$1.16
Hypothetical-C		$1,000.00	$1,023.92	$1.17
Institutional Class	.14%
Actual		$1,000.00	$1,010.40	$.71
Hypothetical-C		$1,000.00	$1,024.37	$.71
Prime Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,009.90	$.91
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,009.20	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,008.70	$2.17
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Class IV	.67%
Actual		$1,000.00	$1,007.40	$3.37
Hypothetical-C		$1,000.00	$1,021.71	$3.40
Select Class	.23%
Actual		1,000.00	$1,009.70	$1.16
Hypothetical-C		$1,000.00	$1,023.92	$1.17
Institutional Class	.14%
Actual		$1,000.00	$1,010.10	$.71
Hypothetical-C		$1,000.00	$1,024.37	$.71
Prime Reserves Portfolio
Class I	.18%
Actual		$1,000.00	$1,010.00	$.91
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,009.30	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,008.80	$2.17
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Select Class	.23%
Actual		$1,000.00	$1,009.80	$1.16
Hypothetical-C		$1,000.00	$1,023.92	$1.17
Institutional Class	.14%
Actual		$1,000.00	$1,010.20	$.71
Hypothetical-C		$1,000.00	$1,024.37	$.71
Tax-Exempt Portfolio
Class I	.18%
Actual		$1,000.00	$1,006.50	$.91
Hypothetical-C		$1,000.00	$1,024.17	$.91
Class II	.33%
Actual		$1,000.00	$1,005.70	$1.66
Hypothetical-C		$1,000.00	$1,023.41	$1.67
Class III	.43%
Actual		$1,000.00	$1,005.20	$2.16
Hypothetical-C		$1,000.00	$1,022.91	$2.18
Select Class	.23%
Actual		$1,000.00	$1,006.20	$1.16
Hypothetical-C		$1,000.00	$1,023.92	$1.17

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Government Portfolio / Money Market Portfolio / Prime Money Market Portfolio / Prime Reserves Portfolio / Tax-Exempt Portfolio / Treasury Portfolio / Treasury Only Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods (for the most recent one-year period for Prime Reserves Portfolio). The performance information for Prime Reserves Portfolio did not include a comparison to a peer group.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons for each fund (except Prime Reserves Portfolio). The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Government Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):
FIMM Government
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
23
23
24
21
20
21
20
21
20
20
14
14
14
14
14
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	12%	12%	11%	11%	12%
Funds	245	239	233	166	152
ASPG Quartile	1st	1st	1st	1st	1st

Money Market Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):
FIMM Money Market
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
23
23
24
32
32
21
20
21
29
29
14
14
14
14
14
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	12%	12%	11%	8%	8%
Funds	245	239	233	131	142
ASPG Quartile	1st	1st	1st	1st	1st

Prime Money Market Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

FIMM Prime Money Market
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
23
23
24
21
20
21
20
21
20
20
14
14
14
14
14
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	12%	12%	11%	11%	12%
Funds	245	239	233	166	152
ASPG Quartile	1st	1st	1st	1st	1st

Prime Reserves Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

FIMM Prime Reserves
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
28
21
20
20
14
14
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %				11%	12%
Funds				166	152
ASPG Quartile				1st	1st

Tax-Exempt Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):
FIMM Tax-Exempt
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
25
24
24
35
34
23
23
23
31
32
14
14
14
14
14
2013
2014
2015
2016
2017

TMG %	12%	12%	11%	10%	8%
Funds	245	239	233	90	72
ASPG Quartile	1st	1st	1st	1st	1st

Treasury Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

FIMM Treasury
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
23
23
24
21
20
21
21
21
20
20
14
14
14
14
14
2013
2014
2015
2016
2017

	2013	2014	2015	2016	2017
TMG %	12%	12%	11%	11%	12%
Funds	245	239	233	166	152
ASPG Quartile	1st	1st	1st	1st	1st

Treasury Only Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):
FIMM Treasury Only
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
23
23
24
21
20
22
21
21
20
20
14
14
14
14
14
2013
2014
2015
2016
2017

TMG %	12%	12%	11%	11%	12%
Funds	245	239	233	166	152
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class I, Class II, and Select Class of Tax-Exempt Portfolio ranked below the competitive median for 2017 and the total expense ratio of Class III ranked above the competitive median for 2017.

The Board noted that the total expense ratio of each of Class I, Class II, Institutional Class, and Select Class of Money Market Portfolio ranked below the competitive median for 2017 and the total expense ratio of Class III ranked above the competitive median for 2017.

The Board noted that the total expense ratio of each of Class I, Institutional Class, and Select Class of each of Government Portfolio and Prime Reserves Portfolio ranked below the competitive median for 2017 and the total expense ratio of each of Class II and Class III ranked above the competitive median for 2017.

The Board noted that the total expense ratio of each of Class I, Institutional Class, and Select Class of each of Prime Money Market Portfolio, Treasury Portfolio, and Treasury Only Portfolio ranked below the competitive median for 2017 and the total expense ratio of each of Class II, Class III, and Class IV ranked above the competitive median for 2017.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each class noted above was above the competitive median because of its 12b-1 fees and, in the case of Class III, because of small class size. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2017 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that, excluding fee waivers and 12b-1 fees, the total expense ratio of each class of each fund ranked below the median.

The Board further considered that FMR has contractually agreed to reimburse each class of each fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates: Class I: 0.18%; Class II: 0.33%; Class III: 0.43%; Class IV: 0.68%; Institutional Class: 0.14%; and Select Class: 0.23%, each through May 31, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

IMM-SANN-1118
1.537280.121

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 27, 2018